First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 29.4%
3,495	Ampol Ltd. (AUD)	$73,768
7,095	ANZ Group Holdings Ltd. (AUD)	149,508
8,279	APA Group (AUD)	44,416
17,406	Aurizon Holdings Ltd. (AUD)	42,479
11,661	BlueScope Steel Ltd. (AUD)	178,972
4,311	Brambles Ltd. (AUD)	56,717
5,781	CAR Group Ltd. (AUD)	149,716
412	Cochlear Ltd. (AUD)	80,349
1,156	Commonwealth Bank of Australia (AUD)	108,203
8,116	Fortescue Ltd. (AUD)	116,035
2,059	Goodman Group (AUD)	52,655
27,002	Harvey Norman Holdings Ltd. (AUD)	92,406
43,457	Insurance Australia Group Ltd. (AUD)	221,123
4,335	JB Hi-Fi Ltd. (AUD)	239,580
696	Macquarie Group Ltd. (AUD)	111,811
29,502	Mirvac Group (AUD)	43,852
6,022	National Australia Bank Ltd. (AUD)	155,499
11,725	NEXTDC Ltd. (AUD) (c)	141,856
4,812	Northern Star Resources Ltd. (AUD)	53,128
7,616	Orica Ltd. (AUD)	97,671
22,673	Origin Energy Ltd. (AUD)	156,906
36,358	Pilbara Minerals Ltd. (AUD) (c) (d)	82,195
1,340	Pro Medicus Ltd. (AUD)	165,132
15,341	QBE Insurance Group Ltd. (AUD)	175,423
9,898	Reece Ltd. (AUD)	195,024
1,713	Rio Tinto Ltd. (AUD)	152,926
35,887	Santos Ltd. (AUD)	174,169
6,822	Seven Group Holdings Ltd. (AUD)	202,238
12,735	Suncorp Group Ltd. (AUD)	159,270
3,050	Wesfarmers Ltd. (AUD)	148,509
8,054	Westpac Banking Corp. (AUD)	176,621
2,220	WiseTech Global Ltd. (AUD)	210,558
2,283	Woodside Energy Group Ltd. (AUD)	39,774
66,347	Yancoal Australia Ltd. (AUD)	281,176
		4,529,665
	Cayman Islands — 6.7%
3,600	ASMPT Ltd. (HKD)	43,994
55,332	CK Asset Holdings Ltd. (HKD)	243,426
46,991	CK Hutchison Holdings Ltd. (HKD)	270,200
Shares	Description	Value

	Cayman Islands (Continued)
108,638	MGM China Holdings Ltd. (HKD)	$173,288
74,522	SITC International Holdings Co., Ltd. (HKD)	201,311
137,720	WH Group Ltd. (HKD) (e) (f)	109,129
		1,041,348
	Hong Kong — 5.5%
132,776	Hang Lung Properties Ltd. (HKD)	129,636
15,545	Henderson Land Development Co., Ltd. (HKD)	49,591
86,931	Sino Land Co., Ltd. (HKD)	95,387
18,925	Sun Hung Kai Properties Ltd. (HKD)	208,267
27,351	Swire Pacific Ltd., Class A (HKD)	233,617
6,500	Techtronic Industries Co., Ltd. (HKD)	98,748
14,000	Wharf Holdings (The) Ltd. (HKD)	39,980
		855,226
	Luxembourg — 0.4%
24,053	Samsonite International S.A. (HKD) (e) (f)	66,213
	New Zealand — 2.5%
34,820	Infratil Ltd. (NZD)	270,984
1,044	Xero Ltd. (AUD) (c)	107,861
		378,845
	Singapore — 9.7%
138,400	Genting Singapore Ltd. (SGD)	94,223
12,700	Jardine Cycle & Carriage Ltd. (SGD)	272,725
41,700	Keppel Ltd. (SGD)	215,111
47,900	Mapletree Pan Asia Commercial Trust (SGD)	55,158
22,700	Sembcorp Industries Ltd. (SGD)	97,847
38,300	Singapore Airlines Ltd. (SGD) (d)	202,638
72,600	Singapore Telecommunications Ltd. (SGD)	183,018
53,500	Wilmar International Ltd. (SGD)	139,448
128,200	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	244,380
		1,504,548
	South Korea — 45.5%
1,472	Alteogen, Inc. (KRW) (c)	368,084
2,537	DB Insurance Co., Ltd. (KRW)	217,867
5,184	Hana Financial Group, Inc. (KRW)	233,096
5,644	Hankook Tire & Technology Co., Ltd. (KRW)	178,897

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,327	Hanwha Aerospace Co., Ltd. (KRW)	$301,383
1,469	Hanwha Industrial Solutions Co., Ltd. (KRW) (c)	37,407
1,709	HD Hyundai Electric Co., Ltd. (KRW)	430,615
1,524	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (c)	218,747
15,510	HMM Co., Ltd. (KRW)	219,775
3,381	Hyundai Glovis Co., Ltd. (KRW)	315,684
1,168	Hyundai Mobis Co., Ltd. (KRW)	194,265
1,288	Hyundai Motor Co. (KRW)	240,324
21,889	Industrial Bank of Korea (KRW)	233,838
4,343	KB Financial Group, Inc. (KRW)	268,677
2,726	Kia Corp. (KRW)	208,249
13,817	Korea Electric Power Corp. (KRW) (c)	217,129
134	Korea Zinc Co., Ltd. (KRW)	70,499
11,257	Korean Air Lines Co., Ltd. (KRW)	194,116
489	Krafton, Inc. (KRW) (c)	128,074
6,437	KT Corp. (KRW)	197,880
1,304	KT&G Corp. (KRW)	108,592
139	LG Chem Ltd. (KRW)	37,894
2,091	LG Corp. (KRW)	126,480
1,263	LG Electronics, Inc. (KRW)	100,735
2,242	Meritz Financial Group, Inc. (KRW)	166,474
435	POSCO Holdings, Inc. (KRW)	128,068
1,149	Posco International Corp. (KRW)	50,170
1,526	Samsung C&T Corp. (KRW)	160,804
395	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	104,059
28,338	Samsung Heavy Industries Co., Ltd. (KRW) (c)	217,351
1,918	Samsung Life Insurance Co., Ltd. (KRW)	136,696
128	Samsung SDI Co., Ltd. (KRW)	37,048
374	Samsung SDS Co., Ltd. (KRW)	44,244
6,469	Shinhan Financial Group Co., Ltd. (KRW)	274,550
343	SK Hynix, Inc. (KRW)	45,796
516	SK Innovation Co., Ltd. (KRW) (c)	46,206
778	SK Square Co., Ltd. (KRW) (c)	48,071
4,583	SK Telecom Co., Ltd. (KRW)	195,909
669	SK, Inc. (KRW)	78,375
Shares	Description	Value

	South Korea (Continued)
3,136	S-Oil Corp. (KRW)	$146,764
16,743	Woori Financial Group, Inc. (KRW)	198,453
789	Yuhan Corp. (KRW)	86,038
		7,013,383
	Total Common Stocks	15,389,228
	(Cost $12,090,281)
MONEY MARKET FUNDS — 0.1%
10,338	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	10,338
	(Cost $10,338)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.8%
$272,340	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $272,377. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $277,787. (h)	272,340
	(Cost $272,340)

	Total Investments — 101.6%	15,671,906
	(Cost $12,372,959)
	Net Other Assets and Liabilities — (1.6)%	(241,267)
	Net Assets — 100.0%	$15,430,639

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $256,349 and the total value of the collateral held by the Fund is $272,340.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	30.1%
Financials	21.8
Consumer Discretionary	11.3
Real Estate	6.0
Materials	6.0
Communication Services	5.6
Energy	4.9
Health Care	4.5
Information Technology	4.1
Utilities	3.4
Consumer Staples	2.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	44.8%
AUD	29.6
HKD	12.5
SGD	9.6
USD	1.8
NZD	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,389,228	$ 15,389,228	$ —	$ —
Money Market Funds	10,338	10,338	—	—
Repurchase Agreements	272,340	—	272,340	—
Total Investments	$15,671,906	$15,399,566	$272,340	$—

*	See Portfolio of Investments for country breakout.

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Austria — 4.0%
26,410	BAWAG Group AG (EUR) (c) (d)	$2,044,655
30,030	Erste Group Bank AG (EUR)	1,646,326
29,657	OMV AG (EUR)	1,266,369
67,185	Raiffeisen Bank International AG (EUR)	1,335,698
9,245	Verbund AG (EUR)	766,686
59,626	voestalpine AG (EUR)	1,551,796
		8,611,530
	Belgium — 2.0%
36,205	Colruyt Group N.V. (EUR)	1,685,415
4,524	D’ieteren Group (EUR)	956,317
8,851	Groupe Bruxelles Lambert N.V. (EUR)	689,183
9,026	KBC Group N.V. (EUR)	717,579
15,507	Umicore S.A. (EUR)	201,271
		4,249,765
	Bermuda — 0.5%
64,132	Hiscox Ltd. (GBP)	982,596
	Denmark — 5.0%
1,347	A.P. Moller - Maersk A/S, Class B (DKK)	2,264,931
44,777	Danske Bank A/S (DKK)	1,347,345
139,237	H Lundbeck A/S (DKK)	900,309
7,939	Jyske Bank A/S (DKK)	618,257
16,230	NKT A/S (DKK) (e)	1,532,950
7,873	Novo Nordisk A/S, Class B (DKK)	925,025
6,225	Pandora A/S (DKK)	1,024,865
1,019	ROCKWOOL A/S, Class B (DKK)	478,416
13,574	Zealand Pharma A/S (DKK) (e)	1,647,962
		10,740,060
	Finland — 2.7%
40,426	Cargotec Oyj, Class B (EUR)	2,361,614
32,224	Konecranes Oyj (EUR)	2,417,652
24,706	Neste Oyj (EUR) (f)	479,352
22,005	Wartsila Oyj Abp (EUR)	492,348
		5,750,966
	France — 10.4%
28,643	Accor S.A. (EUR)	1,243,476
3,179	Arkema S.A. (EUR)	302,560
4,708	BNP Paribas S.A. (EUR)	322,566
24,588	Bouygues S.A. (EUR)	822,748
78,125	Carrefour S.A. (EUR)	1,331,434
4,310	Cie de Saint-Gobain S.A. (EUR)	392,067
26,187	Cie Generale des Etablissements Michelin S.C.A. (EUR)	1,062,813
89,768	Credit Agricole S.A. (EUR)	1,371,476
Shares	Description	Value

	France (Continued)
2,949	Eiffage S.A. (EUR)	$284,412
29,445	Elis S.A. (EUR)	614,236
19,080	Eurazeo SE (EUR)	1,566,372
132	Hermes International S.C.A. (EUR)	324,141
2,811	Ipsen S.A. (EUR)	345,762
85,431	Orange S.A. (EUR)	978,080
6,137	Publicis Groupe S.A. (EUR)	670,845
26,503	Renault S.A. (EUR)	1,150,278
37,162	Rexel S.A. (EUR)	1,074,300
5,904	Safran S.A. (EUR)	1,387,360
29,004	SCOR SE (EUR)	647,654
37,492	Societe Generale S.A. (EUR)	932,761
1,382	Sopra Steria Group (EUR)	289,830
26,714	SPIE S.A. (EUR)	1,019,970
13,768	Teleperformance SE (EUR)	1,425,306
19,540	TotalEnergies SE (EUR)	1,272,433
72,106	Vallourec SACA (EUR) (e)	1,090,399
8,603	Verallia S.A. (EUR) (c) (d)	251,669
		22,174,948
	Germany — 12.5%
14,494	Bayerische Motoren Werke AG (EUR)	1,277,492
97,426	Commerzbank AG (EUR)	1,792,135
18,539	Continental AG (EUR)	1,199,819
15,042	CTS Eventim AG & Co. KGaA (EUR)	1,563,055
33,013	Daimler Truck Holding AG (EUR)	1,235,851
106,315	Deutsche Bank AG (EUR)	1,834,107
170,338	Deutsche Lufthansa AG (EUR)	1,247,647
55,121	Deutsche Telekom AG (EUR)	1,619,239
7,768	DHL Group (EUR)	346,138
12,692	Fraport AG Frankfurt Airport Services Worldwide (EUR) (e)	707,113
17,395	Fresenius Medical Care AG (EUR)	739,484
12,165	Heidelberg Materials AG (EUR)	1,321,650
7,138	Hensoldt AG (EUR)	234,080
2,879	HOCHTIEF AG (EUR)	354,447
9,838	Infineon Technologies AG (EUR)	344,524
25,425	KION Group AG (EUR)	999,340
2,527	Krones AG (EUR)	362,869
21,004	Mercedes-Benz Group AG (EUR)	1,357,012
31,561	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,443,230
2,380	Rheinmetall AG (EUR)	1,288,620
29,567	RWE AG (EUR)	1,075,583
1,718	SAP SE (EUR)	390,894

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
148,827	Schaeffler AG (Preference Shares) (EUR) (f)	$767,701
8,448	Talanx AG (EUR)	710,935
44,591	United Internet AG (EUR)	916,787
10,096	Volkswagen AG (Preference Shares) (EUR)	1,069,444
2,966	Wacker Chemie AG (EUR)	292,523
		26,491,719
	Greece — 3.9%
570,657	Alpha Services and Holdings S.A. (EUR)	989,685
347,988	Eurobank Ergasias Services and Holdings S.A. (EUR)	797,194
68,045	Hellenic Telecommunications Organization S.A. (EUR)	1,173,281
26,012	Metlen Energy & Metals S.A. (EUR)	1,024,439
170,925	National Bank of Greece S.A. (EUR)	1,460,478
399,971	Piraeus Financial Holdings S.A. (EUR)	1,703,444
79,980	Public Power Corp. S.A. (EUR)	1,071,920
		8,220,441
	Ireland — 1.7%
131,827	AIB Group PLC (EUR)	754,995
32,810	Bank of Ireland Group PLC (EUR)	366,321
19,411	CRH PLC (GBP)	1,769,378
14,742	Ryanair Holdings PLC, ADR	666,044
		3,556,738
	Italy — 10.1%
185,275	A2A S.p.A. (EUR)	427,740
295,293	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,703,354
251,343	Banco BPM S.p.A. (EUR)	1,694,925
353,946	BPER Banca S.p.A. (EUR)	1,989,678
5,850	Brunello Cucinelli S.p.A. (EUR)	630,030
42,590	Buzzi S.p.A. (EUR)	1,697,247
84,669	Eni S.p.A. (EUR)	1,289,521
13,216	Generali (EUR)	381,761
368,786	Intesa Sanpaolo S.p.A. (EUR)	1,575,351
57,418	Italgas S.p.A. (EUR)	347,058
66,593	Leonardo S.p.A. (EUR)	1,484,045
44,903	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	766,003
163,878	Pirelli & C S.p.A. (EUR) (c) (d)	994,195
2,363	Reply S.p.A. (EUR)	355,627
685,360	Saipem S.p.A. (EUR) (e)	1,509,417
2,754,839	Telecom Italia S.p.A. (EUR) (e)	765,105
Shares	Description	Value

	Italy (Continued)
44,074	UniCredit S.p.A. (EUR)	$1,931,289
159,700	Unipol Gruppo S.p.A. (EUR)	1,896,810
		21,439,156
	Jersey — 0.2%
60,896	Glencore PLC (GBP)	348,212
	Luxembourg — 1.2%
24,361	ArcelorMittal S.A. (EUR)	638,346
42,107	Subsea 7 S.A. (NOK)	680,307
84,646	Tenaris S.A. (EUR)	1,331,854
		2,650,507
	Netherlands — 6.5%
39,124	ABN AMRO Bank N.V. (EUR) (c) (d)	705,743
3,655	Airbus SE (EUR)	533,878
21,854	Arcadis N.V. (EUR)	1,513,128
548	ASM International N.V. (EUR)	359,538
1,043	ASML Holding N.V. (EUR)	865,655
20,493	ASR Nederland N.V. (EUR)	1,003,720
52,242	Brembo N.V. (EUR)	571,821
40,674	ING Groep N.V. (EUR)	736,827
112,340	Iveco Group N.V. (EUR)	1,127,714
22,371	Koninklijke Ahold Delhaize N.V. (EUR)	772,719
34,711	Koninklijke Vopak N.V. (EUR)	1,610,458
36,205	NN Group N.V. (EUR)	1,804,709
31,992	Prosus N.V. (EUR)	1,398,125
31,068	STMicroelectronics N.V. (EUR)	921,648
		13,925,683
	Norway — 4.4%
40,394	Aker BP ASA (NOK)	865,836
64,540	Equinor ASA (NOK)	1,631,090
24,235	Kongsberg Gruppen ASA (NOK)	2,370,003
20,312	Salmar ASA (NOK)	1,065,360
68,025	Schibsted ASA, Class A (NOK)	2,195,530
108,983	Storebrand ASA (NOK)	1,196,929
		9,324,748
	Portugal — 1.4%
3,967,461	Banco Comercial Portugues S.A., Class R (EUR)	1,790,403
85,888	EDP S.A. (EUR)	392,178
40,491	Galp Energia SGPS S.A. (EUR)	757,220
		2,939,801
	Spain — 6.8%
5,495	Acciona S.A. (EUR)	779,888
140,425	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,517,500
1,065,488	Banco de Sabadell S.A. (EUR)	2,264,169
342,870	Banco Santander S.A. (EUR)	1,755,856
91,435	Bankinter S.A. (EUR)	806,920

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
207,027	CaixaBank S.A. (EUR)	$1,236,147
13,287	Industria de Diseno Textil S.A. (EUR)	785,965
449,923	International Consolidated Airlines Group S.A. (GBP)	1,235,533
7,665	Laboratorios Farmaceuticos Rovi S.A. (EUR)	610,913
661,949	Mapfre S.A. (EUR)	1,762,545
19,618	Redeia Corp. S.A. (EUR)	381,507
100,407	Repsol S.A. (EUR)	1,323,895
		14,460,838
	Sweden — 6.8%
14,686	AddTech AB, Class B (SEK)	439,892
23,011	Axfood AB (SEK) (f)	648,468
36,137	Boliden AB (SEK)	1,225,815
31,724	EQT AB (SEK)	1,085,492
45,508	Fastighets AB Balder, Class B (SEK) (e)	399,792
48,635	Industrivarden AB, Class C (SEK)	1,787,684
24,533	Indutrade AB (SEK)	762,380
66,640	Investor AB, Class B (SEK)	2,050,870
60,177	Saab AB, Class B (SEK)	1,279,284
97,341	Securitas AB, Class B (SEK)	1,235,471
226,904	SSAB AB, Class B (SEK)	1,161,794
33,077	Svenska Handelsbanken AB, Class A (SEK)	339,536
28,053	Trelleborg AB, Class B (SEK)	1,077,830
37,027	Volvo AB, Class B (SEK)	977,825
		14,472,133
	Switzerland — 2.9%
1,520	Bucher Industries AG (CHF)	688,746
3,693	Holcim AG (CHF)	360,246
5,499	Sulzer AG (CHF)	899,228
5,761	Swatch Group (The) AG (CHF)	1,233,746
5,202	Swiss Re AG (CHF)	717,284
3,574	Swissquote Group Holding S.A. (CHF)	1,285,432
21,745	UBS Group AG (CHF)	669,551
620	Zurich Insurance Group AG (CHF)	373,458
		6,227,691
	United Kingdom — 15.8%
47,184	3i Group PLC (GBP)	2,084,885
9,448	Admiral Group PLC (GBP)	351,662
13,001	Antofagasta PLC (GBP)	349,894
10,612	Associated British Foods PLC (GBP)	331,000
58,928	BAE Systems PLC (GBP)	974,951
144,694	Barclays PLC (GBP)	434,390
Shares	Description	Value

	United Kingdom (Continued)
199,158	Beazley PLC (GBP)	$2,026,274
5,404	Berkeley Group Holdings PLC (GBP)	341,015
213,903	BP PLC (GBP)	1,120,176
967,002	BT Group PLC (GBP)	1,912,103
43,706	Burberry Group PLC (GBP)	409,614
1,038,306	Centrica PLC (GBP)	1,619,295
200,464	DS Smith PLC (GBP)	1,237,674
139,320	easyJet PLC (GBP)	968,574
114,619	Evraz PLC (GBP) (e) (g) (h) (i)	0
130,742	Frasers Group PLC (GBP) (e)	1,456,923
169,236	Fresnillo PLC (GBP)	1,383,582
29,953	Imperial Brands PLC (GBP)	870,194
9,649	InterContinental Hotels Group PLC (GBP)	1,049,564
25,811	Intermediate Capital Group PLC (GBP)	768,840
425,148	Kingfisher PLC (GBP)	1,830,256
99,992	Marks & Spencer Group PLC (GBP)	498,108
56,986	Mondi PLC (GBP)	1,082,625
124,334	National Grid PLC (GBP)	1,712,154
199,683	NatWest Group PLC (GBP)	918,098
15,851	Rio Tinto PLC (GBP)	1,122,965
310,616	Rolls-Royce Holdings PLC (GBP) (e)	2,189,349
40,393	Shell PLC (GBP)	1,309,585
39,482	Standard Chartered PLC (GBP)	418,589
43,102	Vistry Group PLC (GBP) (e)	752,586
1,881,064	Vodafone Group PLC (GBP)	1,887,175
28,546	Wise PLC, Class A (GBP) (e)	256,276
		33,668,376
	United States — 0.4%
8,330	Autoliv, Inc., SDR (SEK)	778,222
	Total Common Stocks	211,014,130
	(Cost $183,248,947)
MONEY MARKET FUNDS — 0.1%
180,986	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (j)	180,986
	(Cost $180,986)

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$928,625	Bank of America Corp., 4.86% (j), dated 09/30/24, due 10/01/24, with a maturity value of $928,750. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $947,198. (k)	$928,625
	(Cost $928,625)

	Total Investments — 99.7%	212,123,741
	(Cost $184,358,558)
	Net Other Assets and Liabilities — 0.3%	578,537
	Net Assets — 100.0%	$212,702,278

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $891,582 and the total value of the collateral held by the Fund is $928,625.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	32.6%
Industrials	21.2
Consumer Discretionary	11.9
Energy	8.3
Materials	7.7
Communication Services	6.5
Utilities	4.1
Consumer Staples	3.4
Health Care	2.4
Information Technology	1.7
Real Estate	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	61.4%
GBP	17.9
SEK	7.2
DKK	5.1
NOK	4.7
CHF	2.9
USD	0.8
Total	100.0%

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$ 33,668,376	$ 33,668,376	$ —	$ —**
Other Country Categories*	177,345,754	177,345,754	—	—
Money Market Funds	180,986	180,986	—	—
Repurchase Agreements	928,625	—	928,625	—
Total Investments	$212,123,741	$211,195,116	$928,625	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.5%
	Bermuda — 1.6%
1,582	Credicorp Ltd.	$286,295
	Brazil — 49.3%
96,826	Atacadao S.A. (BRL) (c)	164,407
46,274	Banco Bradesco S.A. (Preference Shares) (BRL)	124,865
69,926	Banco do Brasil S.A. (BRL)	348,879
49,990	Braskem S.A., Class A (Preference Shares) (BRL) (c)	182,885
161,733	BRF S.A. (BRL) (c)	702,129
23,372	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	387,839
341,494	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	714,619
137,188	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	256,612
99,050	Embraer S.A. (BRL) (c)	872,190
178,344	Gerdau S.A. (Preference Shares) (BRL)	625,286
57,148	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	378,805
251,380	Itausa S.A. (Preference Shares) (BRL)	510,817
30,692	JBS S.A. (BRL)	178,201
92,152	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	609,136
27,077	PRIO S.A. (BRL)	215,365
372,809	Raizen S.A. (Preference Shares) (BRL)	212,146
30,941	Suzano S.A. (BRL)	309,200
39,123	Telefonica Brasil S.A. (BRL)	400,875
111,214	TIM S.A. (BRL)	382,370
92,711	Ultrapar Participacoes S.A. (BRL)	360,960
43,391	Vale S.A. (BRL)	505,858
105,537	Vibra Energia S.A. (BRL)	453,323
		8,896,767
	Cayman Islands — 6.4%
55,251	NU Holdings Ltd., Class A (c)	754,176
36,927	Pagseguro Digital Ltd., Class A (c)	317,941
7,937	StoneCo Ltd., Class A (c)	89,371
		1,161,488
	Chile — 13.8%
18,465	Banco de Credito e Inversiones S.A. (CLP)	574,709
76,077	Cencosud S.A. (CLP)	153,541
259,777	Empresas CMPC S.A. (CLP)	451,786
18,370	Empresas Copec S.A. (CLP)	122,971
8,781,260	Enel Chile S.A. (CLP)	483,345
Shares	Description	Value

	Chile (Continued)
100,508	Falabella S.A. (CLP) (c)	$372,169
8,133	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	337,375
		2,495,896
	Colombia — 3.2%
46,491	Bancolombia S.A. (Preference Shares) (COP)	366,751
51,521	Interconexion Electrica S.A. ESP (COP)	209,217
		575,968
	Mexico — 24.2%
140,643	America Movil S.A.B. de C.V., Series B (MXN)	115,357
33,815	Banco del Bajio S.A. (MXN) (d) (e)	79,033
746,835	Cemex S.A.B. de C.V., Series CPO (MXN)	457,432
68,313	Coca-Cola Femsa S.A.B. de C.V. (MXN)	604,721
75,973	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	454,295
317,452	Fibra Uno Administracion S.A. de C.V. (MXN)	369,528
30,713	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	303,168
49,178	Grupo Comercial Chedraui S.A. de C.V. (MXN)	369,547
24,848	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	176,043
85,711	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	194,145
9,325	Industrias Penoles S.A.B. de C.V. (MXN) (c)	123,768
63,093	Orbia Advance Corp. S.A.B. de C.V. (MXN)	63,798
150,578	Prologis Property Mexico S.A. de C.V. (MXN)	492,571
12,449	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	117,169
56,635	Qualitas Controladora S.A.B. de C.V. (MXN)	442,869
		4,363,444
	Total Common Stocks	17,779,858
	(Cost $16,682,265)

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
7,018	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	$7,018
	(Cost $7,018)

	Total Investments — 98.6%	17,786,876
	(Cost $16,689,283)
	Net Other Assets and Liabilities — 1.4%	261,038
	Net Assets — 100.0%	$18,047,914

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	26.1%
Materials	17.2
Consumer Staples	13.9
Utilities	11.5
Consumer Discretionary	9.1
Energy	6.7
Industrials	5.6
Communication Services	5.1
Real Estate	4.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
BRL	50.0%
MXN	24.5
CLP	14.0
USD	8.3
COP	3.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,779,858	$ 17,779,858	$ —	$ —
Money Market Funds	7,018	7,018	—	—
Total Investments	$17,786,876	$17,786,876	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.0%
	Aerospace & Defense — 4.1%
29,398	Embraer S.A. (BRL) (b)	$258,866
	Banks — 15.5%
34,337	Banco Bradesco S.A. (Preference Shares) (BRL)	92,654
23,873	Banco do Brasil S.A. (BRL)	119,109
31,110	Inter & Co., Inc., Class A	207,193
26,232	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	173,878
86,576	Itausa S.A. (Preference Shares) (BRL)	175,927
14,843	NU Holdings Ltd., Class A (b)	202,607
		971,368
	Beverages — 0.7%
18,628	Ambev S.A. (BRL)	44,726
	Commercial Services & Supplies — 0.7%
12,329	GPS Participacoes e Empreendimentos S.A. (BRL) (c)	42,185
	Consumer Staples Distribution & Retail — 0.6%
8,277	Raia Drogasil S.A. (BRL)	38,728
	Containers & Packaging — 0.6%
9,913	Klabin S.A. (BRL)	38,013
	Diversified Telecommunication Services — 3.1%
18,751	Telefonica Brasil S.A. (BRL)	192,133
	Electric Utilities — 11.1%
32,375	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	144,412
107,456	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	224,864
45,709	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	85,499
13,977	Energisa S.A. (BRL)	114,916
20,904	Equatorial Energia S.A. (BRL)	124,710
		694,401
	Electrical Equipment — 2.4%
15,113	WEG S.A. (BRL)	150,889
	Financial Services — 1.0%
3,273	Pagseguro Digital Ltd., Class A (b)	28,180
3,191	StoneCo Ltd., Class A (b)	35,931
		64,111
	Food Products — 12.2%
37,502	BRF S.A. (BRL) (b)	162,807
Shares	Description	Value

	Food Products (Continued)
32,932	JBS S.A. (BRL)	$191,207
21,740	M Dias Branco S.A. (BRL)	101,682
85,981	Marfrig Global Foods S.A. (BRL) (b)	215,280
19,482	Sao Martinho S.A. (BRL)	93,732
		764,708
	Health Care Providers & Services — 1.3%
110,990	Hapvida Participacoes e Investimentos S.A. (BRL) (b) (c) (d)	81,495
	Hotels, Restaurants & Leisure — 0.6%
9,840	Smartfit Escola de Ginastica e Danca S.A. (BRL)	38,726
	Independent Power and Renewable Electricity Producers — 3.7%
34,448	Auren Energia S.A. (BRL)	66,143
50,208	Eneva S.A. (BRL) (b)	128,752
4,799	Engie Brasil Energia S.A. (BRL)	37,395
		232,290
	Insurance — 2.9%
27,469	Porto Seguro S.A. (BRL)	183,843
	Metals & Mining — 12.2%
32,927	Cia Siderurgica Nacional S.A. (BRL)	77,910
57,820	Gerdau S.A. (Preference Shares) (BRL)	202,721
99,786	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	200,022
107,482	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	123,114
13,664	Vale S.A. (BRL)	159,297
		763,064
	Oil, Gas & Consumable Fuels — 7.2%
31,395	Cosan S.A. (BRL)	75,380
27,930	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	184,621
14,571	PRIO S.A. (BRL)	115,895
19,680	Ultrapar Participacoes S.A. (BRL)	76,622
		452,518
	Paper & Forest Products — 1.8%
11,185	Suzano S.A. (BRL)	111,774
	Pharmaceuticals — 0.6%
7,406	Hypera S.A. (BRL)	35,659

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Real Estate Management & Development — 0.7%
10,064	Allos S.A. (BRL)	$40,365
	Software — 1.2%
13,969	TOTVS S.A. (BRL)	73,234
	Specialty Retail — 8.4%
68,123	Lojas Renner S.A. (BRL)	225,839
144,098	Raizen S.A. (Preference Shares) (BRL)	81,998
50,848	Vibra Energia S.A. (BRL)	218,412
		526,249
	Transportation Infrastructure — 2.0%
46,713	Santos Brasil Participacoes S.A. (BRL)	126,564
	Water Utilities — 1.5%
5,670	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	94,089
	Wireless Telecommunication Services — 2.9%
53,538	TIM S.A. (BRL)	184,072
	Total Common Stocks	6,204,070
	(Cost $5,267,466)
MONEY MARKET FUNDS — 0.1%
8,220	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (e)	8,220
	(Cost $8,220)

	Total Investments — 99.1%	6,212,290
	(Cost $5,275,686)
	Net Other Assets and Liabilities — 0.9%	53,292
	Net Assets — 100.0%	$6,265,582

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
USD	– United States Dollar

Country Allocation†	% of Net Assets
Brazil	91.4%
Cayman Islands	7.6
United States	0.1
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
BRL	92.2%
USD	7.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,204,070	$ 6,204,070	$ —	$ —
Money Market Funds	8,220	8,220	—	—
Total Investments	$6,212,290	$6,212,290	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.8%
	Automobiles — 5.2%
150,200	Great Wall Motor Co., Ltd., Class H (HKD)	$280,157
263,200	Guangzhou Automobile Group Co., Ltd., Class H (HKD)	103,264
		383,421
	Banks — 7.9%
94,556	Bank of China Ltd., Class H (HKD)	44,639
59,646	Bank of Communications Co., Ltd., Class H (HKD)	45,729
216,534	China CITIC Bank Corp., Ltd., Class H (HKD)	138,157
125,112	China Construction Bank Corp., Class H (HKD)	94,632
297,378	China Everbright Bank Co., Ltd., Class H (HKD)	100,990
268,100	China Minsheng Banking Corp., Ltd., Class H (HKD)	109,325
94,978	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	49,237
		582,709
	Building Products — 3.4%
211,400	Xinyi Glass Holdings Ltd. (HKD)	251,814
	Chemicals — 0.9%
23,882	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (b) (c) (d)	68,815
	Communications Equipment — 2.6%
46,500	BYD Electronic International Co., Ltd. (HKD)	194,701
	Construction & Engineering — 5.8%
420,000	China Railway Group Ltd., Class H (HKD)	220,431
134,400	China State Construction International Holdings Ltd. (HKD)	209,194
		429,625
	Diversified Telecommunication Services — 2.6%
1,432,601	China Tower Corp., Ltd., Class H (HKD) (b) (c)	189,813
	Electrical Equipment — 2.1%
116,200	Dongfang Electric Corp., Ltd., Class H (HKD)	158,743
	Food Products — 1.0%
100,556	China Feihe Ltd. (HKD) (b) (c)	76,059
Shares	Description	Value

	Gas Utilities — 5.2%
69,334	Beijing Enterprises Holdings Ltd. (HKD)	$248,837
134,378	Kunlun Energy Co., Ltd. (HKD)	138,633
		387,470
	Health Care Providers & Services — 1.3%
34,720	Sinopharm Group Co., Ltd., Class H (HKD)	92,898
	Hotels, Restaurants & Leisure — 0.8%
980	Trip.com Group Ltd. (HKD) (e)	61,897
	Household Durables — 0.7%
14,000	Hisense Home Appliances Group Co., Ltd., Class H (HKD) (d)	52,226
	Independent Power and Renewable Electricity Producers — 10.7%
210,000	CGN Power Co., Ltd., Class H (HKD) (b) (c)	81,041
267,642	China Power International Development Ltd. (HKD)	127,730
44,224	China Resources Power Holdings Co., Ltd. (HKD)	120,034
865,198	Datang International Power Generation Co., Ltd., Class H (HKD)	178,074
229,820	Huadian Power International Corp., Ltd., Class H (HKD) (d)	130,669
250,802	Huaneng Power International, Inc., Class H (HKD)	153,891
		791,439
	Interactive Media & Services — 0.8%
4,270	Baidu, Inc., Class A (HKD) (e)	58,004
	Machinery — 3.6%
89,200	Sinotruk Hong Kong Ltd. (HKD)	267,926
	Marine Transportation — 2.7%
13,988	Orient Overseas International Ltd. (HKD)	198,650
	Metals & Mining — 11.1%
153,300	China Hongqiao Group Ltd. (HKD)	255,571
201,600	CMOC Group Ltd., Class H (HKD)	197,870
116,066	Jiangxi Copper Co., Ltd., Class H (HKD)	236,197
364,000	MMG Ltd (HKD) (e)	129,701
		819,339

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 10.9%
159,014	China Coal Energy Co., Ltd., Class H (HKD)	$198,413
144,266	China Petroleum & Chemical Corp., Class H (HKD)	89,820
10,400	China Shenhua Energy Co., Ltd., Class H (HKD)	46,890
128,916	Inner Mongolia Yitai Coal Co., Ltd., Class B (f)	276,396
181,910	PetroChina Co., Ltd., Class H (HKD)	148,358
32,663	Yankuang Energy Group Co., Ltd., Class H (HKD) (d)	46,134
		806,011
	Pharmaceuticals — 1.3%
124,600	China Resources Pharmaceutical Group Ltd. (HKD) (b) (c)	96,329
	Real Estate Management & Development — 7.0%
107,100	China Overseas Land & Investment Ltd. (HKD)	219,329
27,300	China Resources Land Ltd. (HKD)	100,612
101,388	Longfor Group Holdings Ltd. (HKD) (b) (c)	196,155
		516,096
	Semiconductors & Semiconductor Equipment — 4.3%
935,582	GCL Technology Holdings Ltd. (HKD) (e)	168,490
277,200	Xinyi Solar Holdings Ltd. (HKD)	150,477
		318,967
	Specialty Retail — 3.5%
37,800	Pop Mart International Group Ltd. (HKD) (b) (c)	258,926
	Textiles, Apparel & Luxury Goods — 1.2%
148,400	Bosideng International Holdings Ltd. (HKD)	85,140
	Trading Companies & Distributors — 2.2%
19,320	BOC Aviation Ltd. (HKD) (b) (c)	159,802
	Total Common Stocks	7,306,820
	(Cost $6,776,879)
Shares	Description	Value
MONEY MARKET FUNDS — 14.0%
1,036,536	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	$1,036,536
	(Cost $1,036,536)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.7%
$124,014	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $124,031. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $126,494. (h)	124,014
	(Cost $124,014)

	Total Investments — 114.5%	8,467,370
	(Cost $7,937,429)
	Net Other Assets and Liabilities — (14.5)%	(1,074,308)
	Net Assets — 100.0%	$7,393,062

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $117,001 and the total value of the collateral held by the Fund is $124,014.

(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
China	47.8%
Cayman Islands	25.3
Hong Kong	19.0
United States	15.7
Bermuda	4.6
Singapore	2.1
Total Investments	114.5
Net Other Assets and Liabilities	(14.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
HKD	83.0%
USD	17.0
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 7,306,820	$ 7,306,820	$ —	$ —
Money Market Funds	1,036,536	1,036,536	—	—
Repurchase Agreements	124,014	—	124,014	—
Total Investments	$8,467,370	$8,343,356	$124,014	$—

*	See Portfolio of Investments for industry breakout.

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.5%
	Air Freight & Logistics — 0.7%
27,700	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	$1,453,371
	Automobile Components — 3.8%
175,800	Aisin Corp. (JPY)	1,928,938
48,500	Bridgestone Corp. (JPY)	1,855,975
46,100	Koito Manufacturing Co., Ltd. (JPY)	633,484
43,900	Niterra Co., Ltd. (JPY)	1,220,250
122,700	Sumitomo Electric Industries Ltd. (JPY)	1,959,700
		7,598,347
	Automobiles — 9.7%
297,700	Honda Motor Co., Ltd. (JPY)	3,122,510
192,200	Isuzu Motors Ltd. (JPY)	2,582,280
329,100	Mazda Motor Corp. (JPY) (b)	2,450,075
1,155,200	Mitsubishi Motors Corp. (JPY) (b)	3,090,446
750,300	Nissan Motor Co., Ltd. (JPY) (b)	2,101,205
150,100	Subaru Corp. (JPY)	2,592,091
165,900	Suzuki Motor Corp. (JPY)	1,838,203
206,400	Yamaha Motor Co., Ltd. (JPY)	1,838,177
		19,614,987
	Banks — 9.1%
143,000	Chiba Bank (The) Ltd. (JPY)	1,146,686
432,900	Concordia Financial Group Ltd. (JPY)	2,385,506
47,600	Fukuoka Financial Group, Inc. (JPY) (b)	1,215,791
163,500	Mebuki Financial Group, Inc. (JPY)	653,545
236,900	Mitsubishi UFJ Financial Group, Inc. (JPY)	2,395,785
152,400	Mizuho Financial Group, Inc. (JPY)	3,113,212
96,200	Resona Holdings, Inc. (JPY)	667,727
132,700	Shizuoka Financial Group, Inc. (JPY)	1,149,036
143,100	Sumitomo Mitsui Financial Group, Inc. (JPY)	3,031,759
111,600	Sumitomo Mitsui Trust Group, Inc. (JPY)	2,633,053
		18,392,100
	Broadline Retail — 2.0%
169,600	Isetan Mitsukoshi Holdings Ltd. (JPY) (b)	2,626,750
76,600	Ryohin Keikaku Co., Ltd. (JPY)	1,403,822
		4,030,572
Shares	Description	Value

	Building Products — 1.2%
19,700	AGC, Inc. (JPY)	$636,952
69,600	Sanwa Holdings Corp. (JPY)	1,828,074
		2,465,026
	Capital Markets — 2.6%
250,300	Daiwa Securities Group, Inc. (JPY) (b)	1,750,228
444,200	Nomura Holdings, Inc. (JPY)	2,296,334
50,400	SBI Holdings, Inc. (JPY)	1,155,456
		5,202,018
	Chemicals — 4.6%
221,500	Kuraray Co., Ltd. (JPY)	3,266,441
229,400	Mitsubishi Chemical Group Corp. (JPY)	1,466,660
100,100	Mitsubishi Gas Chemical Co., Inc. (JPY) (b)	1,928,871
195,200	Tosoh Corp. (JPY) (b)	2,598,139
		9,260,111
	Commercial Services & Supplies — 1.3%
113,600	Dai Nippon Printing Co., Ltd. (JPY)	2,017,097
23,100	TOPPAN Holdings, Inc. (JPY)	682,111
		2,699,208
	Construction & Engineering — 3.4%
127,900	Kinden Corp. (JPY)	2,803,166
267,800	Obayashi Corp. (JPY)	3,378,127
17,200	Taisei Corp. (JPY)	749,153
		6,930,446
	Diversified Telecommunication Services — 0.7%
1,349,100	Nippon Telegraph & Telephone Corp. (JPY)	1,377,964
	Electric Utilities — 6.2%
269,300	Chubu Electric Power Co., Inc. (JPY)	3,149,719
151,600	Kansai Electric Power (The) Co., Inc. (JPY)	2,499,857
247,200	Kyushu Electric Power Co., Inc. (JPY)	2,687,424
282,200	Tohoku Electric Power Co., Inc. (JPY)	2,691,920
354,600	Tokyo Electric Power Company Holdings, Inc. (JPY) (c)	1,571,367
		12,600,287
	Electrical Equipment — 1.6%
96,700	Fujikura Ltd. (JPY)	3,241,611

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Electronic Equipment, Instruments & Components — 1.3%
51,500	TDK Corp. (JPY)	$653,223
79,000	Yokogawa Electric Corp. (JPY)	2,009,010
		2,662,233
	Entertainment — 0.9%
17,600	Konami Group Corp. (JPY)	1,781,124
	Financial Services — 1.1%
96,400	Mitsubishi HC Capital, Inc. (JPY)	677,768
135,700	Tokyo Century Corp. (JPY) (b)	1,516,328
		2,194,096
	Gas Utilities — 2.3%
86,700	Osaka Gas Co., Ltd. (JPY)	1,944,831
118,600	Tokyo Gas Co., Ltd. (JPY)	2,753,649
		4,698,480
	Ground Transportation — 1.3%
88,500	Central Japan Railway Co. (JPY)	2,042,473
19,800	Keisei Electric Railway Co., Ltd. (JPY) (b)	588,111
		2,630,584
	Household Durables — 3.7%
388,800	Panasonic Holdings Corp. (JPY)	3,362,521
138,000	Sekisui Chemical Co., Ltd. (JPY)	2,142,613
40,000	Sumitomo Forestry Co., Ltd. (JPY)	1,974,604
		7,479,738
	Industrial Conglomerates — 0.7%
56,900	Hitachi Ltd. (JPY)	1,496,879
	Insurance — 8.2%
119,100	Dai-ichi Life Holdings, Inc. (JPY)	3,051,148
256,800	Japan Post Holdings Co., Ltd. (JPY)	2,440,694
143,200	MS&AD Insurance Group Holdings, Inc. (JPY)	3,317,836
119,300	Sompo Holdings, Inc. (JPY)	2,657,014
109,400	T&D Holdings, Inc. (JPY)	1,899,134
85,200	Tokio Marine Holdings, Inc. (JPY)	3,100,930
		16,466,756
	IT Services — 1.5%
30,900	NEC Corp. (JPY)	2,956,166
	Machinery — 7.1%
71,400	Hitachi Construction Machinery Co., Ltd. (JPY) (b)	1,724,331
Shares	Description	Value

	Machinery (Continued)
42,700	IHI Corp. (JPY)	$2,211,279
83,800	Kawasaki Heavy Industries Ltd. (JPY)	3,384,651
21,900	Komatsu Ltd. (JPY)	604,317
45,500	Kubota Corp. (JPY)	642,967
297,200	Mitsubishi Heavy Industries Ltd. (JPY)	4,378,647
99,400	NGK Insulators Ltd. (JPY)	1,293,981
		14,240,173
	Marine Transportation — 4.1%
43,800	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	674,714
106,200	Mitsui OSK Lines Ltd. (JPY) (b)	3,639,876
109,400	Nippon Yusen KK (JPY) (b)	3,973,338
		8,287,928
	Metals & Mining — 4.0%
176,900	JFE Holdings, Inc. (JPY)	2,361,334
205,100	Kobe Steel Ltd. (JPY) (b)	2,442,363
150,500	Nippon Steel Corp. (JPY) (b)	3,348,749
		8,152,446
	Oil, Gas & Consumable Fuels — 4.9%
37,900	Cosmo Energy Holdings Co., Ltd. (JPY)	2,060,537
371,700	ENEOS Holdings, Inc. (JPY)	2,013,865
393,200	Idemitsu Kosan Co., Ltd. (JPY)	2,812,382
216,300	Inpex Corp. (JPY)	2,916,607
		9,803,391
	Paper & Forest Products — 1.0%
484,000	Oji Holdings Corp. (JPY) (b)	1,932,969
	Passenger Airlines — 0.7%
34,500	ANA Holdings, Inc. (JPY) (b)	736,688
40,300	Japan Airlines Co., Ltd. (JPY) (b)	705,899
		1,442,587
	Pharmaceuticals — 2.6%
18,500	Daiichi Sankyo Co., Ltd. (JPY)	606,133
186,500	Ono Pharmaceutical Co., Ltd. (JPY) (b)	2,480,395
15,100	Otsuka Holdings Co., Ltd. (JPY)	849,214
97,800	Shionogi & Co., Ltd. (JPY)	1,397,338
		5,333,080
	Real Estate Management & Development — 0.8%
50,300	Daiwa House Industry Co., Ltd. (JPY)	1,576,632

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Semiconductors & Semiconductor Equipment — 1.0%
1,700	Disco Corp. (JPY)	$443,437
142,900	Rohm Co., Ltd. (JPY) (b)	1,596,782
		2,040,219
	Technology Hardware, Storage & Peripherals — 0.4%
74,500	Ricoh Co., Ltd. (JPY)	799,556
	Textiles, Apparel & Luxury Goods — 2.1%
208,100	Asics Corp. (JPY)	4,345,160
	Trading Companies & Distributors — 1.6%
26,000	ITOCHU Corp. (JPY)	1,388,958
52,400	Sojitz Corp. (JPY)	1,226,829
32,700	Toyota Tsusho Corp. (JPY)	588,134
		3,203,921
	Wireless Telecommunication Services — 0.3%
9,800	SoftBank Group Corp. (JPY)	574,602
	Total Common Stocks	198,964,768
	(Cost $184,104,015)
MONEY MARKET FUNDS — 0.2%
490,963	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (d)	490,963
	(Cost $490,963)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 19.4%
$11,720,601	Bank of America Corp., 4.86% (d), dated 09/30/24, due 10/01/24, with a maturity value of $11,722,183. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $11,955,013. (e)	11,720,601
Principal Value	Description	Value

$13,674,033	Daiwa Capital Markets America, Inc., 4.89% (d), dated 09/30/24, due 10/01/24, with a maturity value of $13,675,890. Collateralized by U.S. Treasury Securities, interest rates of 1.75% to 5.00%, due 12/31/24 to 11/15/51. The value of the collateral including accrued interest is $13,947,514. (e)	$13,674,033
13,674,033	Mizuho Financial Group, Inc., 4.85% (d), dated 09/30/24, due 10/01/24, with a maturity value of $13,675,875. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $13,947,562. (e)	13,674,033
	Total Repurchase Agreements	39,068,667
	(Cost $39,068,667)

	Total Investments — 118.1%	238,524,398
	(Cost $223,663,645)
	Net Other Assets and Liabilities — (18.1)%	(36,609,385)
	Net Assets — 100.0%	$201,915,013

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $36,749,112 and the total value of the collateral held by the Fund is $39,068,667.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of September 30, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Country Allocation†	% of Net Assets
Japan	98.5%
United States	19.6
Total Investments	118.1
Net Other Assets and Liabilities	(18.1)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
JPY	83.4%
USD	16.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 198,964,768	$ 198,964,768	$ —	$ —
Money Market Funds	490,963	490,963	—	—
Repurchase Agreements	39,068,667	—	39,068,667	—
Total Investments	$238,524,398	$199,455,731	$39,068,667	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 3.0%
87,626	BlueScope Steel Ltd. (AUD)	$1,344,877
54,212	Fortescue Ltd. (AUD)	775,073
21,739	JB Hi-Fi Ltd. (AUD)	1,201,435
39,253	NEXTDC Ltd. (AUD) (c)	474,906
151,441	Origin Energy Ltd. (AUD)	1,048,031
76,849	QBE Insurance Group Ltd. (AUD)	878,760
24,853	Reece Ltd. (AUD)	489,689
11,442	Rio Tinto Ltd. (AUD)	1,021,470
269,664	Santos Ltd. (AUD)	1,308,750
34,173	Seven Group Holdings Ltd. (AUD)	1,013,058
42,632	Suncorp Group Ltd. (AUD)	533,176
664,724	Yancoal Australia Ltd. (AUD)	2,817,075
		12,906,300
	Austria — 1.8%
28,675	BAWAG Group AG (EUR) (d) (e)	2,220,010
30,569	Erste Group Bank AG (EUR)	1,675,876
20,125	OMV AG (EUR)	859,348
68,389	Raiffeisen Bank International AG (EUR)	1,359,635
64,742	voestalpine AG (EUR)	1,684,942
		7,799,811
	Belgium — 0.6%
49,139	Colruyt Group N.V. (EUR)	2,287,519
2,051	D’ieteren Group (EUR)	433,556
		2,721,075
	Bermuda — 0.2%
58,027	Hiscox Ltd. (GBP)	889,059
	Canada — 6.0%
101,868	ARC Resources Ltd. (CAD)	1,721,840
33,305	AtkinsRealis Group, Inc. (CAD)	1,353,181
21,617	Brookfield Asset Management Ltd., Class A (CAD)	1,021,990
19,986	Canadian Utilities Ltd., Class A (CAD)	530,665
50,528	Celestica, Inc. (CAD) (c)	2,583,094
45,647	Cenovus Energy, Inc. (CAD)	763,455
18,639	Empire Co., Ltd., Class A (CAD)	569,596
2,107	Fairfax Financial Holdings Ltd. (CAD)	2,660,402
35,215	IGM Financial, Inc. (CAD) (f)	1,056,619
6,597	Imperial Oil Ltd. (CAD)	464,124
148,022	Kinross Gold Corp. (CAD)	1,386,697
133,124	Lundin Mining Corp. (CAD)	1,394,778
8,353	Magna International, Inc. (CAD)	342,655
54,540	Manulife Financial Corp. (CAD)	1,611,863
19,826	MEG Energy Corp. (CAD)	372,493
Shares	Description	Value

	Canada (Continued)
6,077	Onex Corp. (CAD)	$425,653
49,212	Suncor Energy, Inc. (CAD)	1,816,454
9,946	Teck Resources Ltd., Class B (CAD)	519,491
29,426	Tourmaline Oil Corp. (CAD)	1,366,592
222,031	Veren, Inc. (CAD)	1,367,532
300,013	Whitecap Resources, Inc. (CAD)	2,240,476
		25,569,650
	Cayman Islands — 1.1%
331,623	CK Asset Holdings Ltd. (HKD)	1,458,930
376,229	CK Hutchison Holdings Ltd. (HKD)	2,163,334
272,523	MGM China Holdings Ltd. (HKD)	434,699
248,903	SITC International Holdings Co., Ltd. (HKD)	672,378
		4,729,341
	Denmark — 2.1%
1,829	A.P. Moller - Maersk A/S, Class B (DKK)	3,075,395
45,580	Danske Bank A/S (DKK)	1,371,508
11,013	NKT A/S (DKK) (c)	1,040,196
3,571	Novo Nordisk A/S, Class B (DKK)	419,569
5,633	Pandora A/S (DKK)	927,400
18,423	Zealand Pharma A/S (DKK) (c)	2,236,659
		9,070,727
	Finland — 1.2%
43,893	Cargotec Oyj, Class B (EUR)	2,564,151
34,989	Konecranes Oyj (EUR)	2,625,100
		5,189,251
	France — 3.7%
19,437	Accor S.A. (EUR)	843,817
11,154	Bouygues S.A. (EUR)	373,228
79,524	Carrefour S.A. (EUR)	1,355,276
23,694	Cie Generale des Etablissements Michelin S.C.A. (EUR)	961,633
60,918	Credit Agricole S.A. (EUR)	930,706
25,896	Eurazeo SE (EUR)	2,125,931
38,746	Orange S.A. (EUR)	443,594
26,978	Renault S.A. (EUR)	1,170,894
33,625	Rexel S.A. (EUR)	972,050
4,007	Safran S.A. (EUR)	941,590
26,309	SCOR SE (EUR)	587,475
17,004	Societe Generale S.A. (EUR)	423,042
12,115	SPIE S.A. (EUR)	462,564
14,015	Teleperformance SE (EUR)	1,450,877
26,520	TotalEnergies SE (EUR)	1,726,966
73,398	Vallourec SACA (EUR) (c)	1,109,937
		15,879,580

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany — 5.2%
15,737	Bayerische Motoren Werke AG (EUR)	$1,387,049
99,171	Commerzbank AG (EUR)	1,824,234
12,581	Continental AG (EUR)	814,225
10,208	CTS Eventim AG & Co. KGaA (EUR)	1,060,741
44,806	Daimler Truck Holding AG (EUR)	1,677,326
144,294	Deutsche Bank AG (EUR)	2,489,307
231,186	Deutsche Lufthansa AG (EUR)	1,693,331
37,405	Deutsche Telekom AG (EUR)	1,098,812
11,834	Fresenius Medical Care AG (EUR)	503,078
12,383	Heidelberg Materials AG (EUR)	1,345,334
17,254	KION Group AG (EUR)	678,175
22,805	Mercedes-Benz Group AG (EUR)	1,473,370
42,835	Porsche Automobil Holding SE (Preference Shares) (EUR)	1,958,771
2,424	Rheinmetall AG (EUR)	1,312,444
13,408	RWE AG (EUR)	487,754
67,496	Schaeffler AG (Preference Shares) (EUR) (f)	348,168
20,223	United Internet AG (EUR)	415,783
13,889	Volkswagen AG (Preference Shares) (EUR)	1,471,228
		22,039,130
	Greece — 1.2%
516,339	Alpha Services and Holdings S.A. (EUR)	895,482
236,732	Eurobank Ergasias Services and Holdings S.A. (EUR)	542,321
30,859	Hellenic Telecommunications Organization S.A. (EUR)	532,093
11,796	Metlen Energy & Metals S.A. (EUR)	464,566
115,992	National Bank of Greece S.A. (EUR)	991,100
434,279	Piraeus Financial Holdings S.A. (EUR)	1,849,559
		5,275,121
	Hong Kong — 0.8%
94,345	Sun Hung Kai Properties Ltd. (HKD)	1,038,252
276,078	Swire Pacific Ltd., Class A (HKD)	2,358,108
		3,396,360
	Ireland — 0.6%
21,076	CRH PLC (GBP)	1,921,149
10,032	Ryanair Holdings PLC, ADR	453,246
		2,374,395
Shares	Description	Value

	Israel — 0.7%
256,957	ICL Group Ltd. (ILS)	$1,094,578
95,805	Teva Pharmaceutical Industries Ltd. (ILS) (c)	1,703,617
		2,798,195
	Italy — 4.8%
300,583	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,733,869
341,129	Banco BPM S.p.A. (EUR)	2,300,395
480,384	BPER Banca S.p.A. (EUR)	2,700,439
46,243	Buzzi S.p.A. (EUR)	1,842,822
86,186	Eni S.p.A. (EUR)	1,312,625
375,395	Intesa Sanpaolo S.p.A. (EUR)	1,603,582
72,305	Leonardo S.p.A. (EUR)	1,611,339
148,280	Pirelli & C S.p.A. (EUR) (d) (e)	899,567
930,188	Saipem S.p.A. (EUR) (c)	2,048,619
59,817	UniCredit S.p.A. (EUR)	2,621,134
162,561	Unipol Gruppo S.p.A. (EUR)	1,930,791
		20,605,182
	Japan — 35.2%
25,000	AGC, Inc. (JPY)	808,314
100,800	Aisin Corp. (JPY)	1,106,012
43,500	ANA Holdings, Inc. (JPY) (f)	928,868
116,100	Asics Corp. (JPY)	2,424,186
10,200	Bridgestone Corp. (JPY)	390,329
24,500	Brother Industries Ltd. (JPY)	473,891
18,400	Central Japan Railway Co. (JPY)	424,650
174,100	Chubu Electric Power Co., Inc. (JPY)	2,036,264
36,400	Cosmo Energy Holdings Co., Ltd. (JPY)	1,978,985
89,400	Dai Nippon Printing Co., Ltd. (JPY)	1,587,398
89,300	Dai-ichi Life Holdings, Inc. (JPY)	2,287,720
46,000	Daiwa House Industry Co., Ltd. (JPY)	1,441,851
300,200	Daiwa Securities Group, Inc. (JPY)	2,099,155
71,600	Denso Corp. (JPY)	1,058,868
100,500	Ebara Corp. (JPY)	1,627,509
284,000	ENEOS Holdings, Inc. (JPY)	1,538,708
3,000	Fast Retailing Co., Ltd. (JPY)	989,807
27,200	Fuji Electric Co., Ltd. (JPY)	1,631,338
123,500	Fujikura Ltd. (JPY)	4,140,010
30,300	Hitachi Construction Machinery Co., Ltd. (JPY) (f)	731,754
24,900	Hitachi Ltd. (JPY)	655,049
147,600	Honda Motor Co., Ltd. (JPY)	1,548,144
13,200	Horiba Ltd. (JPY)	858,172
332,800	Idemitsu Kosan Co., Ltd. (JPY)	2,380,368
149,600	Inpex Corp. (JPY)	2,017,219

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
84,300	Isetan Mitsukoshi Holdings Ltd. (JPY) (f)	$1,305,631
135,000	Isuzu Motors Ltd. (JPY)	1,813,776
23,900	Japan Airlines Co., Ltd. (JPY) (f)	418,635
33,800	Japan Exchange Group, Inc. (JPY)	436,360
135,600	Japan Post Holdings Co., Ltd. (JPY)	1,288,778
110,200	JFE Holdings, Inc. (JPY)	1,470,995
111,000	Kajima Corp. (JPY)	2,066,311
160,000	Kansai Electric Power (The) Co., Inc. (JPY)	2,638,372
69,400	Kawasaki Heavy Industries Ltd. (JPY) (f)	2,803,040
101,500	Kawasaki Kisen Kaisha Ltd. (JPY) (f)	1,563,548
134,600	Kobe Steel Ltd. (JPY) (f)	1,602,838
67,600	Koito Manufacturing Co., Ltd. (JPY)	928,927
30,800	Komatsu Ltd. (JPY)	849,906
253,900	Kyushu Electric Power Co., Inc. (JPY)	2,760,263
195,300	Mazda Motor Corp. (JPY) (f)	1,453,964
224,500	Mitsubishi Chemical Group Corp. (JPY)	1,435,332
79,100	Mitsubishi Corp. (JPY)	1,624,928
81,700	Mitsubishi Electric Corp. (JPY)	1,309,417
50,200	Mitsubishi Estate Co., Ltd. (JPY)	788,845
252,000	Mitsubishi Heavy Industries Ltd. (JPY)	3,712,715
694,100	Mitsubishi Motors Corp. (JPY) (f)	1,856,890
134,500	Mitsubishi UFJ Financial Group, Inc. (JPY)	1,360,207
39,000	Mitsui & Co., Ltd. (JPY)	862,355
84,800	Mitsui Fudosan Co., Ltd. (JPY)	789,441
74,600	Mitsui OSK Lines Ltd. (JPY) (f)	2,556,824
92,100	Mizuho Financial Group, Inc. (JPY)	1,881,410
129,000	MS&AD Insurance Group Holdings, Inc. (JPY)	2,988,833
24,900	NEC Corp. (JPY)	2,382,153
33,900	NGK Insulators Ltd. (JPY)	441,307
17,900	NIPPON EXPRESS HOLDINGS, Inc. (JPY)	939,182
29,100	Nippon Sanso Holdings Corp. (JPY)	1,055,476
94,900	Nippon Steel Corp. (JPY) (f)	2,111,603
66,200	Nippon Yusen KK (JPY) (f)	2,404,342
460,800	Nissan Motor Co., Ltd. (JPY) (f)	1,290,464
54,900	Niterra Co., Ltd. (JPY)	1,526,008
Shares	Description	Value

	Japan (Continued)
356,700	Nomura Holdings, Inc. (JPY)	$1,843,994
86,100	NTT Data Group Corp. (JPY)	1,542,282
191,800	Obayashi Corp. (JPY)	2,419,436
328,900	Oji Holdings Corp. (JPY) (f)	1,313,540
83,300	Ono Pharmaceutical Co., Ltd. (JPY) (f)	1,107,865
101,200	Osaka Gas Co., Ltd. (JPY)	2,270,091
17,200	Pan Pacific International Holdings Corp. (JPY)	442,192
239,100	Panasonic Holdings Corp. (JPY)	2,067,847
39,200	Resonac Holdings Corp. (JPY)	1,003,695
102,500	Ricoh Co., Ltd. (JPY) (f)	1,100,061
28,500	Rohm Co., Ltd. (JPY) (f)	318,462
27,800	Ryohin Keikaku Co., Ltd. (JPY)	509,481
52,100	SBI Holdings, Inc. (JPY)	1,194,430
3,600	SCREEN Holdings Co., Ltd. (JPY)	249,802
87,300	Seibu Holdings, Inc. (JPY)	1,938,245
31,200	Sekisui Chemical Co., Ltd. (JPY)	484,417
67,000	Socionext, Inc. (JPY)	1,322,052
17,300	Sojitz Corp. (JPY)	405,041
87,000	Sompo Holdings, Inc. (JPY)	1,937,638
100,300	Subaru Corp. (JPY)	1,732,090
57,900	SUMCO Corp. (JPY)	621,199
56,800	Sumitomo Corp. (JPY)	1,262,266
117,800	Sumitomo Electric Industries Ltd. (JPY)	1,881,439
29,000	Sumitomo Forestry Co., Ltd. (JPY)	1,431,588
93,600	Sumitomo Mitsui Financial Group, Inc. (JPY)	1,983,037
42,200	Sumitomo Mitsui Trust Group, Inc. (JPY)	995,653
12,200	Sumitomo Realty & Development Co., Ltd. (JPY)	407,954
39,900	Suzuki Motor Corp. (JPY)	442,099
26,100	T&D Holdings, Inc. (JPY)	453,084
65,500	TBS Holdings, Inc. (JPY) (f)	1,775,985
43,700	Tokio Marine Holdings, Inc. (JPY)	1,590,501
87,600	Tokyo Century Corp. (JPY) (f)	978,853
374,600	Tokyo Electric Power Company Holdings, Inc. (JPY) (c)	1,659,995
100,100	Tokyo Gas Co., Ltd. (JPY)	2,324,117
226,100	Tokyu Fudosan Holdings Corp. (JPY)	1,551,119
33,600	Tosoh Corp. (JPY)	447,221
22,200	Toyo Suisan Kaisha Ltd. (JPY)	1,444,062
22,000	Toyota Industries Corp. (JPY)	1,687,598
90,400	Toyota Motor Corp. (JPY)	1,599,179
59,900	Toyota Tsusho Corp. (JPY)	1,077,346

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
148,500	Yamaha Motor Co., Ltd. (JPY)	$1,322,526
88,200	Yamazaki Baking Co., Ltd. (JPY)	1,746,203
59,400	Yokogawa Electric Corp. (JPY)	1,510,572
67,600	Yokohama Rubber (The) Co., Ltd. (JPY)	1,510,741
		150,790,643
	Luxembourg — 0.4%
114,882	Tenaris S.A. (EUR)	1,807,600
	Netherlands — 2.4%
22,246	Arcadis N.V. (EUR)	1,540,270
472	ASML Holding N.V. (EUR)	391,744
9,294	ASR Nederland N.V. (EUR)	455,208
35,537	Brembo N.V. (EUR)	388,975
152,469	Iveco Group N.V. (EUR)	1,530,545
35,333	Koninklijke Vopak N.V. (EUR)	1,639,316
39,310	NN Group N.V. (EUR)	1,959,483
28,948	Prosus N.V. (EUR)	1,265,095
31,624	STMicroelectronics N.V. (EUR)	938,142
		10,108,778
	New Zealand — 0.5%
279,086	Infratil Ltd. (NZD)	2,171,965
	Norway — 2.3%
36,549	Aker BP ASA (NOK)	783,419
69,887	Equinor ASA (NOK)	1,766,223
26,313	Kongsberg Gruppen ASA (NOK)	2,573,216
13,783	Salmar ASA (NOK)	722,915
92,359	Schibsted ASA, Class A (NOK)	2,980,918
98,610	Storebrand ASA (NOK)	1,083,005
		9,909,696
	Portugal — 0.4%
4,038,549	Banco Comercial Portugues S.A., Class R (EUR)	1,822,483
	Singapore — 1.9%
101,500	Jardine Cycle & Carriage Ltd. (SGD)	2,179,654
417,900	Keppel Ltd. (SGD)	2,155,749
383,400	Singapore Airlines Ltd. (SGD)	2,028,493
242,500	Singapore Telecommunications Ltd. (SGD)	611,321
179,300	Wilmar International Ltd. (SGD)	467,345
321,800	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	613,429
		8,055,991
	South Korea — 10.2%
11,795	Alteogen, Inc. (KRW) (c)	2,949,426
25,415	DB Insurance Co., Ltd. (KRW)	2,182,538
Shares	Description	Value

	South Korea (Continued)
51,940	Hana Financial Group, Inc. (KRW)	$2,335,453
45,238	Hankook Tire & Technology Co., Ltd. (KRW)	1,433,903
13,486	Hanwha Aerospace Co., Ltd. (KRW)	3,062,891
14,938	Hanwha Industrial Solutions Co., Ltd. (KRW) (c)	380,390
17,120	HD Hyundai Electric Co., Ltd. (KRW)	4,313,711
77,696	HMM Co., Ltd. (KRW)	1,100,946
33,878	Hyundai Glovis Co., Ltd. (KRW)	3,163,190
11,700	Hyundai Mobis Co., Ltd. (KRW)	1,945,974
10,327	Hyundai Motor Co. (KRW)	1,926,885
175,440	Industrial Bank of Korea (KRW)	1,874,204
34,814	KB Financial Group, Inc. (KRW)	2,153,745
27,316	Kia Corp. (KRW)	2,086,769
83,056	Korea Electric Power Corp. (KRW) (c)	1,305,193
112,784	Korean Air Lines Co., Ltd. (KRW)	1,944,849
64,489	KT Corp. (KRW)	1,982,456
7,004	LG Corp. (KRW)	423,657
6,336	LG Electronics, Inc. (KRW)	505,349
7,643	Samsung C&T Corp. (KRW)	805,388
71,153	Samsung Heavy Industries Co., Ltd. (KRW) (c)	545,740
38,889	Shinhan Financial Group Co., Ltd. (KRW)	1,650,485
34,438	SK Telecom Co., Ltd. (KRW)	1,472,115
23,563	S-Oil Corp. (KRW)	1,102,742
83,873	Woori Financial Group, Inc. (KRW)	994,136
		43,642,135
	Spain — 2.9%
190,588	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	2,059,585
1,446,106	Banco de Sabadell S.A. (EUR)	3,072,985
372,281	Banco Santander S.A. (EUR)	1,906,472
93,889	CaixaBank S.A. (EUR)	560,606
407,096	International Consolidated Airlines Group S.A. (GBP)	1,117,926
718,731	Mapfre S.A. (EUR)	1,913,736
136,274	Repsol S.A. (EUR)	1,796,811
		12,428,121
	Sweden — 2.9%
32,697	Boliden AB (SEK)	1,109,126
14,389	EQT AB (SEK)	492,344
66,009	Industrivarden AB, Class C (SEK)	2,426,302

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
90,444	Investor AB, Class B (SEK)	$2,783,447
81,675	Saab AB, Class B (SEK) (f)	1,736,303
88,075	Securitas AB, Class B (SEK)	1,117,865
307,958	SSAB AB, Class B (SEK)	1,576,807
12,723	Trelleborg AB, Class B (SEK)	488,833
16,791	Volvo AB, Class B (SEK)	443,424
		12,174,451
	Switzerland — 0.4%
5,864	Swatch Group (The) AG (CHF) (f)	1,255,805
1,621	Swissquote Group Holding S.A. (CHF)	583,012
		1,838,817
	United Kingdom — 6.6%
51,231	3i Group PLC (GBP)	2,263,707
216,242	Beazley PLC (GBP)	2,200,090
217,735	BP PLC (GBP)	1,140,244
1,312,438	BT Group PLC (GBP)	2,595,152
1,409,212	Centrica PLC (GBP)	2,197,743
90,916	DS Smith PLC (GBP)	561,319
126,060	easyJet PLC (GBP)	876,388
133,085	Frasers Group PLC (GBP) (c)	1,483,032
153,127	Fresnillo PLC (GBP)	1,251,884
4,374	InterContinental Hotels Group PLC (GBP)	475,779
17,558	Intermediate Capital Group PLC (GBP)	523,005
432,765	Kingfisher PLC (GBP)	1,863,047
51,561	Mondi PLC (GBP)	979,561
134,999	National Grid PLC (GBP)	1,859,018
14,343	Rio Tinto PLC (GBP)	1,016,131
421,574	Rolls-Royce Holdings PLC (GBP) (c)	2,971,427
41,117	Shell PLC (GBP)	1,333,058
2,553,024	Vodafone Group PLC (GBP)	2,561,318
		28,151,903
	United States — 0.2%
7,538	Autoliv, Inc., SDR (SEK)	704,230
	Total Common Stocks	424,849,990
	(Cost $361,278,474)
MONEY MARKET FUNDS — 0.0%
148,215	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	148,215
	(Cost $148,215)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.4%
$8,262,370	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $8,263,485. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $8,427,617. (h)	$8,262,370
9,639,431	Daiwa Capital Markets America, Inc., 4.89% (g), dated 09/30/24, due 10/01/24, with a maturity value of $9,640,740. Collateralized by U.S. Treasury Securities, interest rates of 1.75% to 5.00%, due 12/31/24 to 11/15/51. The value of the collateral including accrued interest is $9,832,220. (h)	9,639,431
9,639,431	Mizuho Financial Group, Inc., 4.85% (g), dated 09/30/24, due 10/01/24, with a maturity value of $9,640,730. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $9,832,253. (h)	9,639,431
	Total Repurchase Agreements	27,541,232
	(Cost $27,541,232)

	Total Investments — 105.7%	452,539,437
	(Cost $388,967,921)
	Net Other Assets and Liabilities — (5.7)%	(24,605,397)
	Net Assets — 100.0%	$427,934,040

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $25,862,317 and the total value of the collateral held by the Fund is $27,541,232.

(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	25.7%
Financials	24.5
Consumer Discretionary	14.4
Energy	9.5
Materials	7.4
Utilities	5.0
Communication Services	4.1
Information Technology	3.5
Health Care	2.1
Consumer Staples	2.0
Real Estate	1.8
Total	100.0%

Currency Exposure Diversification	% of Total Investments
JPY	33.3%
EUR	23.1
KRW	9.6
GBP	7.1
USD	6.2
CAD	5.7
AUD	2.9
SEK	2.8
NOK	2.2
DKK	2.0
HKD	1.8
SGD	1.8
ILS	0.6
NZD	0.5
CHF	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 424,849,990	$ 424,849,990	$ —	$ —
Money Market Funds	148,215	148,215	—	—
Repurchase Agreements	27,541,232	—	27,541,232	—
Total Investments	$452,539,437	$424,998,205	$27,541,232	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 2.0%
3,295,464	Kunlun Energy Co., Ltd. (HKD)	$3,399,811
384,279	Orient Overseas International Ltd. (HKD)	5,457,322
		8,857,133
	Brazil — 8.6%
336,549	Atacadao S.A. (BRL) (c)	571,448
162,034	Banco do Brasil S.A. (BRL)	808,430
562,153	BRF S.A. (BRL) (c)	2,440,465
54,158	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	898,707
2,373,932	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	4,967,752
550,845	Embraer S.A. (BRL) (c)	4,850,494
1,239,775	Gerdau S.A. (Preference Shares) (BRL)	4,346,734
132,424	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	877,771
1,747,492	Itausa S.A. (Preference Shares) (BRL)	3,550,992
640,601	Petroleo Brasileiro S.A. (Preference Shares) (BRL)	4,234,455
94,115	PRIO S.A. (BRL)	748,573
215,090	Suzano S.A. (BRL)	2,149,439
181,311	Telefonica Brasil S.A. (BRL)	1,857,808
257,706	TIM S.A. (BRL)	886,031
161,123	Ultrapar Participacoes S.A. (BRL)	627,314
226,229	Vale S.A. (BRL)	2,637,407
366,827	Vibra Energia S.A. (BRL)	1,575,665
		38,029,485
	Cayman Islands — 8.8%
3,898,466	China Feihe Ltd. (HKD) (d) (e)	2,948,729
3,259,924	China Hongqiao Group Ltd. (HKD)	5,434,709
869,579	China Resources Land Ltd. (HKD)	3,204,775
3,360,032	China State Construction International Holdings Ltd. (HKD)	5,229,891
118,970	ENN Energy Holdings Ltd. (HKD)	918,997
11,206,571	GCL Technology Holdings Ltd. (HKD) (c)	2,018,202
1,297,031	Longfor Group Holdings Ltd. (HKD) (d) (e)	2,509,355
318,722	New Oriental Education & Technology Group, Inc. (HKD)	2,541,953
307,264	NU Holdings Ltd., Class A (c)	4,194,154
Shares	Description	Value

	Cayman Islands (Continued)
128,350	Pagseguro Digital Ltd., Class A (c)	$1,105,093
4,325,945	Xinyi Glass Holdings Ltd. (HKD)	5,152,949
2,115,797	Zhongsheng Group Holdings Ltd. (HKD)	3,924,670
		39,183,477
	Chile — 2.6%
96,273	Banco de Credito e Inversiones S.A. (CLP)	2,996,421
1,354,400	Empresas CMPC S.A. (CLP)	2,355,478
61,043,818	Enel Chile S.A. (CLP)	3,360,023
349,347	Falabella S.A. (CLP) (c)	1,293,590
37,690	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	1,563,467
		11,568,979
	China — 16.0%
1,321,763	Anhui Conch Cement Co., Ltd., Class H (HKD)	3,885,113
1,395,296	Bank of Communications Co., Ltd., Class H (HKD)	1,069,736
1,719,697	China CITIC Bank Corp., Ltd., Class H (HKD)	1,097,229
3,815,317	China Coal Energy Co., Ltd., Class H (HKD)	4,760,649
3,039,287	China Construction Bank Corp., Class H (HKD)	2,298,862
3,187,654	China Everbright Bank Co., Ltd., Class H (HKD)	1,082,527
4,846,892	China Petroleum & Chemical Corp., Class H (HKD)	3,017,676
5,560,354	China Railway Group Ltd., Class H (HKD)	2,918,277
31,877,383	China Tower Corp., Ltd., Class H (HKD) (d) (e)	4,223,609
2,213,472	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	1,147,474
3,236,992	CMOC Group Ltd., Class H (HKD)	3,177,094
3,486,140	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	5,847,716
1,497,275	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (d) (e) (f)	4,314,331
2,233,784	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (f)	876,405
1,472,779	Hisense Home Appliances Group Co., Ltd., Class H (HKD)	5,494,136
5,135,712	Huadian Power International Corp., Ltd., Class H (HKD) (f)	2,920,026

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
1,819,928	Industrial & Commercial Bank of China Ltd., Class H (HKD)	$1,086,266
2,404,030	Inner Mongolia Yitai Coal Co., Ltd., Class B (g)	5,154,240
537,593	Jiangxi Copper Co., Ltd., Class H (HKD)	1,094,017
457,979	Lao Feng Xiang Co., Ltd., Class B (g)	1,755,891
4,287,751	PetroChina Co., Ltd., Class H (HKD)	3,496,896
695,639	PICC Property & Casualty Co., Ltd., Class H (HKD)	1,030,861
715,605	Sinopharm Group Co., Ltd., Class H (HKD)	1,914,699
5,632,219	Sinotrans Ltd., Class H (HKD)	2,883,543
1,441,988	Weichai Power Co., Ltd., Class H (HKD)	2,663,667
575,126	Yankuang Energy Group Co., Ltd., Class H (HKD) (f)	812,324
289,197	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD)	1,142,079
		71,165,343
	Colombia — 0.7%
323,186	Bancolombia S.A. (Preference Shares) (COP)	2,549,497
179,075	Interconexion Electrica S.A. ESP (COP)	727,191
		3,276,688
	Czech Republic — 0.4%
51,086	Komercni Banka A/S (CZK)	1,799,875
	Egypt — 0.5%
1,285,270	Commercial International Bank - Egypt (EGP)	2,249,489
	Hong Kong — 5.0%
3,055,129	China Merchants Port Holdings Co., Ltd. (HKD)	4,865,349
2,547,906	China Overseas Land & Investment Ltd. (HKD)	5,217,835
4,468,775	China Power International Development Ltd. (HKD)	2,132,683
1,179,271	China Resources Power Holdings Co., Ltd. (HKD)	3,200,810
1,758,106	Fosun International Ltd. (HKD)	1,126,259
1,865,867	Sinotruk Hong Kong Ltd. (HKD)	5,604,429
		22,147,365
	Hungary — 2.2%
583,975	MOL Hungarian Oil & Gas PLC (HUF)	4,365,311
Shares	Description	Value

	Hungary (Continued)
59,706	OTP Bank Nyrt (HUF)	$3,121,510
72,215	Richter Gedeon Nyrt (HUF)	2,223,618
		9,710,439
	India — 10.8%
170,879	Adani Ports & Special Economic Zone Ltd. (INR)	2,953,023
16,710	Bajaj Auto Ltd. (INR)	2,461,787
1,157,832	Bank of Baroda (INR)	3,423,705
309,064	Bharat Heavy Electricals Ltd. (INR)	1,031,550
1,015,025	Bharat Petroleum Corp., Ltd. (INR)	4,480,942
964,130	Hindustan Petroleum Corp. Ltd. (INR)	5,068,510
2,610,807	IRB Infrastructure Developers Ltd. (INR)	1,902,309
39,780	Mahindra & Mahindra Ltd. (INR)	1,469,132
381,998	Oil India Ltd. (INR)	2,646,824
391,705	Power Finance Corp., Ltd. (INR)	2,281,250
338,942	REC Ltd. (INR)	2,242,727
2,610,807	Samvardhana Motherson International Ltd. (INR)	6,585,803
304,771	State Bank of India (INR)	2,865,459
1,138,643	Steel Authority of India Ltd. (INR)	1,920,718
386,116	Tata Motors Ltd. (INR)	4,490,720
193,890	Tata Power (The) Co., Ltd. (INR)	1,116,586
3,294,456	Yes Bank Ltd. (INR) (c)	883,750
		47,824,795
	Indonesia — 3.6%
26,907,674	Adaro Energy Indonesia Tbk PT (IDR)	6,771,350
11,285,549	Astra International Tbk PT (IDR)	3,764,334
3,005,201	United Tractors Tbk PT (IDR)	5,389,116
		15,924,800
	Malaysia — 2.9%
2,478,500	Sunway Bhd (MYR)	2,524,482
8,309,200	YTL Corp. Bhd (MYR)	5,057,861
5,737,300	YTL Power International Bhd (MYR)	5,092,402
		12,674,745
	Mexico — 4.9%
3,115,018	Cemex S.A.B. de C.V., Series CPO (MXN)	1,907,929
474,886	Coca-Cola Femsa S.A.B. de C.V. (MXN)	4,203,790
316,880	El Puerto de Liverpool S.A.B. de C.V., Series C1 (MXN)	1,894,843

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
2,206,800	Fibra Uno Administracion S.A. de C.V. (MXN)	$2,568,809
213,503	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	2,107,488
341,867	Grupo Comercial Chedraui S.A. de C.V. (MXN)	2,568,951
297,916	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	674,812
1,046,759	Prologis Property Mexico S.A. de C.V. (MXN)	3,424,162
314,964	Qualitas Controladora S.A.B. de C.V. (MXN)	2,462,926
		21,813,710
	Netherlands — 0.5%
265,344	NEPI Rockcastle N.V. (ZAR)	2,240,546
	Philippines — 0.2%
790,730	Metropolitan Bank & Trust Co. (PHP)	1,109,103
	Poland — 4.4%
80,384	Bank Polska Kasa Opieki S.A. (PLN)	3,067,916
5,221	Budimex S.A. (PLN)	810,482
24,686	mBank S.A. (PLN) (c)	3,959,765
280,765	ORLEN S.A. (PLN) (f)	4,075,433
246,339	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	3,582,764
149,742	Powszechny Zaklad Ubezpieczen S.A. (PLN)	1,637,086
19,251	Santander Bank Polska S.A. (PLN)	2,272,208
		19,405,654
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	Singapore — 0.7%
356,843	BOC Aviation Ltd. (HKD) (d) (e)	2,951,563
Shares	Description	Value

	South Africa — 1.3%
549,126	Harmony Gold Mining Co., Ltd. (ZAR)	$5,661,774
	Taiwan — 7.3%
25,393	ASMedia Technology, Inc. (TWD)	1,295,868
2,784,354	Eva Airways Corp. (TWD)	3,299,362
499,918	Evergreen Marine Corp. Taiwan Ltd. (TWD)	3,175,186
192,605	Fortune Electric Co., Ltd. (TWD)	3,828,181
444,372	Fubon Financial Holding Co., Ltd. (TWD)	1,269,373
281,104	Gigabyte Technology Co., Ltd. (TWD)	2,296,159
565,824	Hon Hai Precision Industry Co., Ltd. (TWD)	3,352,409
588,336	Pegatron Corp. (TWD)	1,914,860
104,745	Shihlin Electric & Engineering Corp. (TWD)	731,476
2,033,174	Tatung Co., Ltd. (TWD) (c)	3,157,711
1,128,020	United Microelectronics Corp. (TWD)	1,917,668
486,781	Wistron Corp. (TWD)	1,553,565
916,516	WPG Holdings Ltd. (TWD)	2,172,079
782,094	WT Microelectronics Co., Ltd. (TWD)	2,607,268
		32,571,165
	Thailand — 2.4%
1,122,100	PTT Exploration & Production PCL (THB)	4,568,257
3,992,600	PTT PCL (THB)	4,218,737
262,300	Siam Cement (The) PCL (THB)	1,964,550
		10,751,544
	Turkey — 14.0%
3,168,865	Akbank T.A.S. (TRY)	5,708,080
2,138,712	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	3,705,496
421,734	BIM Birlesik Magazalar A/S (TRY)	6,119,906
2,321,186	Coca-Cola Icecek A/S (TRY)	3,868,926
1,721,713	Enka Insaat ve Sanayi A/S (TRY)	2,280,681
128,346	Ford Otomotiv Sanayi A/S (TRY)	3,445,329
1,788,172	Haci Omer Sabanci Holding A/S (TRY)	5,090,388
728,807	KOC Holding A/S (TRY)	4,010,863
217,400	Tofas Turk Otomobil Fabrikasi A/S (TRY)	1,369,974
497,866	Turk Hava Yollari AO (TRY) (c)	4,149,187
2,167,244	Turkcell Iletisim Hizmetleri A/S (TRY)	6,033,237

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
10,560,248	Turkiye Is Bankasi A/S, Class C (TRY)	$4,341,753
837,985	Turkiye Petrol Rafinerileri A/S (TRY)	3,803,064
2,607,554	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	3,286,368
5,390,526	Yapi ve Kredi Bankasi A/S (TRY)	4,873,896
		62,087,148
	Total Common Stocks	443,004,820
	(Cost $397,308,208)
MONEY MARKET FUNDS — 0.0%
79,748	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (j)	79,748
	(Cost $79,748)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$2,806,940	Citigroup, Inc., 4.85% (j), dated 09/30/24, due 10/01/24, with a maturity value of $2,807,318. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 5.00%, due 09/30/25 to 05/15/26. The value of the collateral including accrued interest is $2,863,080. (k)	2,806,940
Principal Value	Description	Value

$3,274,761	Daiwa Capital Markets America, Inc., 4.89% (j), dated 09/30/24, due 10/01/24, with a maturity value of $3,275,206. Collateralized by U.S. Treasury Securities, interest rates of 1.75% to 5.00%, due 12/31/24 to 11/15/51. The value of the collateral including accrued interest is $3,340,256. (k)	$3,274,761
3,274,761	Mizuho Financial Group, Inc., 4.85% (j), dated 09/30/24, due 10/01/24, with a maturity value of $3,275,202. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $3,340,268. (k)	3,274,761
	Total Repurchase Agreements	9,356,462
	(Cost $9,356,462)

	Total Investments — 101.9%	452,441,030
	(Cost $406,744,418)
	Net Other Assets and Liabilities — (1.9)%	(8,554,040)
	Net Assets — 100.0%	$443,886,990

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $8,734,793 and the total value of the collateral held by the Fund is $9,356,462.

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	Rate shown reflects yield as of September 30, 2024.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Industrials	21.5%
Financials	18.9
Energy	15.4
Materials	9.6
Consumer Discretionary	8.9
Utilities	7.6
Consumer Staples	5.6
Real Estate	4.3
Information Technology	4.3
Communication Services	3.0
Health Care	0.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	29.2%
TRY	13.7
INR	10.6
BRL	8.4
TWD	7.2
MXN	4.8
USD	4.8
PLN	4.3
IDR	3.5
MYR	2.8
CLP	2.6
THB	2.4
HUF	2.1
ZAR	1.8
COP	0.7
EGP	0.5
CZK	0.4
PHP	0.2
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$ —**	$ —	$ —	$ —**
Thailand	10,751,544	—	10,751,544	—
Other Country Categories*	432,253,276	432,253,276	—	—
Money Market Funds	79,748	79,748	—	—
Repurchase Agreements	9,356,462	—	9,356,462	—
Total Investments	$452,441,030	$432,333,024	$20,108,006	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 3.3%
603	Rheinmetall AG (EUR)	$326,487
	Air Freight & Logistics — 2.5%
5,690	DHL Group (EUR)	253,543
	Automobile Components — 3.5%
5,419	Continental AG (EUR)	350,710
	Automobiles — 14.7%
4,055	Bayerische Motoren Werke AG (EUR)	357,405
5,550	Mercedes-Benz Group AG (EUR)	358,571
8,490	Porsche Automobil Holding SE (Preference Shares) (EUR)	388,233
3,400	Volkswagen AG (Preference Shares) (EUR)	360,153
		1,464,362
	Banks — 4.7%
25,263	Commerzbank AG (EUR)	464,709
	Capital Markets — 4.2%
24,038	Deutsche Bank AG (EUR)	414,695
	Chemicals — 7.2%
5,232	Covestro AG (EUR) (b) (c) (d)	325,795
1,679	FUCHS SE (Preference Shares) (EUR)	81,450
1,254	Symrise AG (EUR)	173,230
1,408	Wacker Chemie AG (EUR)	138,865
		719,340
	Construction & Engineering — 4.2%
3,374	HOCHTIEF AG (EUR)	415,389
	Construction Materials — 3.2%
2,961	Heidelberg Materials AG (EUR)	321,694
	Diversified Telecommunication Services — 4.0%
6,105	Deutsche Telekom AG (EUR)	179,341
10,687	United Internet AG (EUR)	219,724
		399,065
	Electrical Equipment — 5.4%
14,741	Siemens Energy AG (EUR) (c)	542,645
	Entertainment — 2.9%
2,760	CTS Eventim AG & Co. KGaA (EUR)	286,799
	Health Care Providers & Services — 1.7%
4,008	Fresenius Medical Care AG (EUR)	170,385
Shares	Description	Value

	Household Products — 0.8%
861	Henkel AG & Co. KGaA (Preference Shares) (EUR)	$80,891
	Independent Power and Renewable Electricity Producers — 2.4%
6,730	RWE AG (EUR)	244,823
	Insurance — 8.5%
552	Allianz SE (EUR)	181,266
303	Hannover Rueck SE (EUR)	86,379
460	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	253,106
3,846	Talanx AG (EUR)	323,657
		844,408
	Interactive Media & Services — 2.6%
3,020	Scout24 SE (EUR) (b) (d)	259,693
	Machinery — 7.7%
7,713	Daimler Truck Holding AG (EUR)	288,738
1,842	GEA Group AG (EUR)	90,137
5,501	KION Group AG (EUR)	216,219
1,005	Knorr-Bremse AG (EUR)	89,330
612	Krones AG (EUR)	87,881
		772,305
	Passenger Airlines — 3.7%
50,208	Deutsche Lufthansa AG (EUR) (e)	367,750
	Pharmaceuticals — 0.8%
463	Merck KGaA (EUR)	81,431
	Semiconductors & Semiconductor Equipment — 1.5%
4,178	Infineon Technologies AG (EUR)	146,313
	Software — 4.3%
780	Nemetschek SE (EUR)	80,748
1,513	SAP SE (EUR)	344,250
		424,998
	Textiles, Apparel & Luxury Goods — 1.7%
643	adidas AG (EUR)	170,278
	Trading Companies & Distributors — 1.7%
2,277	Brenntag SE (EUR)	169,771

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Transportation Infrastructure — 2.5%
4,461	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c)	$248,537
	Total Common Stocks	9,941,021
	(Cost $9,761,957)
MONEY MARKET FUNDS — 0.0%
1,729	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (f)	1,729
	(Cost $1,729)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.6%
$356,194	Bank of America Corp., 4.86% (f), dated 09/30/24, due 10/01/24, with a maturity value of $356,242. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $363,318. (g)	356,194
	(Cost $356,194)

	Total Investments — 103.3%	10,298,944
	(Cost $10,119,880)
	Net Other Assets and Liabilities — (3.3)%	(329,344)
	Net Assets — 100.0%	$9,969,600

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $331,120 and the total value of the collateral held by the Fund is $356,194.

(f)	Rate shown reflects yield as of September 30, 2024.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Country Allocation†	% of Net Assets
Germany	99.7%
United States	3.6
Total Investments	103.3
Net Other Assets and Liabilities	(3.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
EUR	96.5%
USD	3.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,941,021	$ 9,941,021	$ —	$ —
Money Market Funds	1,729	1,729	—	—
Repurchase Agreements	356,194	—	356,194	—
Total Investments	$10,298,944	$9,942,750	$356,194	$—

*	See Portfolio of Investments for industry breakout.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Aerospace & Defense — 4.1%
72,804	BAE Systems PLC (GBP)	$1,204,526
262,976	Rolls-Royce Holdings PLC (GBP) (b)	1,853,563
		3,058,089
	Banks — 10.1%
575,047	Barclays PLC (GBP)	1,726,363
140,520	HSBC Holdings PLC (GBP)	1,257,216
1,755,606	Lloyds Banking Group PLC (GBP)	1,380,131
385,270	NatWest Group PLC (GBP)	1,771,386
134,220	Standard Chartered PLC (GBP)	1,423,004
		7,558,100
	Beverages — 0.8%
17,810	Coca-Cola HBC AG (GBP)	634,328
	Broadline Retail — 1.7%
109,906	B&M European Value Retail S.A. (GBP)	610,091
5,318	Next PLC (GBP)	695,491
		1,305,582
	Capital Markets — 7.4%
39,180	3i Group PLC (GBP)	1,731,218
63,672	Hargreaves Lansdown PLC (GBP)	948,734
44,043	Intermediate Capital Group PLC (GBP)	1,311,921
125,678	Investec PLC (GBP)	956,065
132,081	Schroders PLC (GBP)	616,638
		5,564,576
	Construction Materials — 1.0%
8,150	CRH PLC (GBP)	742,900
	Consumer Staples Distribution & Retail — 6.3%
282,653	J Sainsbury PLC (GBP)	1,116,298
419,293	Marks & Spencer Group PLC (GBP)	2,088,701
314,058	Tesco PLC (GBP)	1,506,111
		4,711,110
	Containers & Packaging — 1.4%
20,418	Smurfit WestRock PLC (GBP)	1,020,395
	Diversified Consumer Services — 1.3%
72,746	Pearson PLC (GBP)	985,709
	Diversified REITs — 0.9%
116,742	British Land (The) Co., PLC (GBP)	679,566
Shares	Description	Value

	Diversified Telecommunication Services — 1.8%
684,730	BT Group PLC (GBP)	$1,353,952
	Electric Utilities — 0.9%
26,852	SSE PLC (GBP)	675,994
	Electronic Equipment, Instruments & Components — 1.2%
26,636	Halma PLC (GBP)	928,736
	Financial Services — 0.4%
117,772	M&G PLC (GBP)	326,563
	Food Products — 1.2%
29,134	Associated British Foods PLC (GBP)	908,721
	Hotels, Restaurants & Leisure — 3.7%
53,115	Carnival PLC (GBP) (b)	864,929
11,542	InterContinental Hotels Group PLC (GBP)	1,255,474
16,152	Whitbread PLC (GBP)	676,770
		2,797,173
	Household Durables — 5.2%
15,709	Berkeley Group Holdings PLC (GBP)	991,303
17,770	Persimmon PLC (GBP)	390,456
338,030	Taylor Wimpey PLC (GBP)	742,521
101,545	Vistry Group PLC (GBP) (b)	1,773,036
		3,897,316
	Industrial Conglomerates — 0.4%
4,337	DCC PLC (GBP)	295,427
	Insurance — 5.3%
9,206	Admiral Group PLC (GBP)	342,654
50,410	Aviva PLC (GBP)	325,926
169,671	Beazley PLC (GBP)	1,726,268
104,459	Hiscox Ltd. (GBP)	1,600,465
		3,995,313
	Interactive Media & Services — 1.4%
89,961	Auto Trader Group PLC (GBP) (c) (d)	1,043,734
	IT Services — 2.6%
25,096	Computacenter PLC (GBP)	830,080
52,890	Softcat PLC (GBP)	1,097,441
		1,927,521
	Machinery — 0.9%
13,620	IMI PLC (GBP)	329,952
12,110	Weir Group (The) PLC (GBP)	350,686
		680,638

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Media — 2.1%
56,147	Informa PLC (GBP)	$615,690
895,359	ITV PLC (GBP)	958,240
		1,573,930
	Metals & Mining — 7.7%
19,205	Anglo American PLC (GBP)	623,674
24,124	Anglogold Ashanti PLC (ZAR)	640,873
34,159	Antofagasta PLC (GBP)	919,316
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
128,250	Fresnillo PLC (GBP)	1,048,503
159,779	Glencore PLC (GBP)	913,639
23,097	Rio Tinto PLC (GBP)	1,636,309
		5,782,314
	Multi-Utilities — 2.3%
890,492	Centrica PLC (GBP)	1,388,771
27,221	National Grid PLC (GBP)	374,850
		1,763,621
	Oil, Gas & Consumable Fuels — 3.2%
202,235	BP PLC (GBP)	1,059,073
42,388	Shell PLC (GBP)	1,374,265
		2,433,338
	Paper & Forest Products — 1.6%
63,287	Mondi PLC (GBP)	1,202,332
	Passenger Airlines — 4.1%
209,967	easyJet PLC (GBP)	1,459,722
592,307	International Consolidated Airlines Group S.A. (GBP)	1,626,534
		3,086,256
	Personal Care Products — 0.5%
5,529	Unilever PLC (GBP)	357,699
	Pharmaceuticals — 1.2%
1,944	AstraZeneca PLC (GBP)	301,176
15,708	GSK PLC (GBP)	318,478
12,705	Hikma Pharmaceuticals PLC (GBP)	324,602
		944,256
	Professional Services — 1.3%
6,518	Experian PLC (GBP)	342,557
13,204	RELX PLC (GBP)	619,448
		962,005
	Specialty Retail — 7.0%
136,122	Frasers Group PLC (GBP) (b)	1,516,875
804,200	JD Sports Fashion PLC (GBP)	1,656,310
482,827	Kingfisher PLC (GBP)	2,078,563
		5,251,748
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 1.4%
109,480	Burberry Group PLC (GBP)	$1,026,050
	Tobacco — 2.3%
59,351	Imperial Brands PLC (GBP)	1,724,263
	Trading Companies & Distributors — 2.8%
9,097	Ashtead Group PLC (GBP)	703,708
11,584	Diploma PLC (GBP)	686,705
27,348	Howden Joinery Group PLC (GBP)	331,626
34,273	RS GROUP PLC (GBP)	371,153
		2,093,192
	Wireless Telecommunication Services — 2.3%
1,722,009	Vodafone Group PLC (GBP)	1,727,604
	Total Common Stocks	75,020,051
	(Cost $65,981,327)
MONEY MARKET FUNDS — 0.1%
58,038	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (h)	58,038
	(Cost $58,038)

	Total Investments — 99.9%	75,078,089
	(Cost $66,039,365)
	Net Other Assets and Liabilities — 0.1%	52,971
	Net Assets — 100.0%	$75,131,060

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United Kingdom	89.5%
Ireland	2.7
Spain	2.2
Bermuda	2.1
Jersey	1.7
Switzerland	0.8
Luxembourg	0.8
United States	0.1
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
GBP	99.1%
ZAR	0.8
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$ 5,782,314	$ 5,782,314	$ —	$ —**
Other Industry Categories*	69,237,737	69,237,737	—	—
Money Market Funds	58,038	58,038	—	—
Total Investments	$75,078,089	$75,078,089	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 104.7%
	Aerospace & Defense — 2.1%
1,778,705	Bharat Electronics Ltd. (INR)	$6,051,327
	Automobiles — 12.5%
41,586	Bajaj Auto Ltd. (INR)	6,126,623
105,318	Eicher Motors Ltd. (INR)	6,316,787
84,679	Hero MotoCorp Ltd. (INR)	5,772,233
166,791	Mahindra & Mahindra Ltd. (INR)	6,159,830
40,324	Maruti Suzuki India Ltd. (INR)	6,369,942
535,034	Tata Motors Ltd. (INR)	6,222,710
		36,968,125
	Banks — 12.3%
406,559	Axis Bank Ltd. (INR)	5,977,978
289,786	HDFC Bank Ltd. (INR)	5,989,455
389,438	ICICI Bank Ltd. (INR)	5,915,837
358,151	IndusInd Bank Ltd. (INR)	6,186,774
271,640	Kotak Mahindra Bank Ltd. (INR)	6,009,540
650,054	State Bank of India (INR)	6,111,813
		36,191,397
	Chemicals — 2.1%
158,890	Asian Paints Ltd. (INR)	6,312,086
	Construction & Engineering — 2.0%
135,893	Larsen & Toubro Ltd. (INR)	5,960,311
	Construction Materials — 4.3%
193,673	Grasim Industries Ltd. (INR)	6,460,794
43,631	UltraTech Cement Ltd. (INR)	6,144,694
		12,605,488
	Consumer Finance — 4.2%
67,624	Bajaj Finance Ltd. (INR)	6,215,989
146,297	Shriram Finance Ltd. (INR)	6,244,502
		12,460,491
	Electric Utilities — 2.0%
1,417,341	Power Grid Corp. of India Ltd. (INR)	5,967,796
	Financial Services — 2.1%
267,336	Bajaj Finserv Ltd. (INR)	6,295,382
	Food Products — 6.3%
83,420	Britannia Industries Ltd. (INR)	6,309,315
191,136	Nestle India Ltd. (INR)	6,135,306
433,388	Tata Consumer Products Ltd. (INR)	6,190,167
		18,634,788
	Health Care Providers & Services — 2.1%
72,274	Apollo Hospitals Enterprise Ltd. (INR)	6,208,874
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 2.1%
1,182,200	NTPC Ltd. (INR)	$6,252,306
	Insurance — 4.2%
719,501	HDFC Life Insurance Co., Ltd. (INR) (b) (c)	6,164,606
276,646	SBI Life Insurance Co., Ltd. (INR) (b) (c)	6,087,442
		12,252,048
	IT Services — 10.4%
289,249	HCL Technologies Ltd. (INR)	6,199,432
272,020	Infosys Ltd. (INR)	6,088,223
120,605	Tata Consultancy Services Ltd. (INR)	6,143,136
321,670	Tech Mahindra Ltd. (INR)	6,054,061
961,502	Wipro Ltd. (INR)	6,212,381
		30,697,233
	Metals & Mining — 6.6%
717,597	Hindalco Industries Ltd. (INR)	6,475,403
524,661	JSW Steel Ltd. (INR)	6,448,914
3,189,148	Tata Steel Ltd. (INR)	6,414,354
		19,338,671
	Oil, Gas & Consumable Fuels — 8.5%
1,517,239	Bharat Petroleum Corp., Ltd. (INR)	6,698,021
1,020,300	Coal India Ltd. (INR)	6,211,197
1,726,005	Oil & Natural Gas Corp., Ltd. (INR)	6,129,492
172,549	Reliance Industries Ltd. (INR)	6,080,614
		25,119,324
	Personal Care Products — 2.1%
174,827	Hindustan Unilever Ltd. (INR)	6,171,635
	Pharmaceuticals — 6.3%
313,751	Cipla Ltd. (INR)	6,192,933
77,046	Dr. Reddy’s Laboratories Ltd. (INR)	6,207,351
275,618	Sun Pharmaceutical Industries Ltd. (INR)	6,336,817
		18,737,101
	Specialty Retail — 2.1%
67,704	Trent, Ltd. (INR)	6,119,647
	Textiles, Apparel & Luxury Goods — 2.1%
137,950	Titan Co., Ltd. (INR)	6,294,821
	Tobacco — 2.1%
996,151	ITC Ltd. (INR)	6,159,283

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 2.1%
166,036	Adani Enterprises Ltd. (INR)	$6,213,082
	Transportation Infrastructure — 2.1%
354,933	Adani Ports & Special Economic Zone Ltd. (INR)	6,133,727
	Wireless Telecommunication Services — 2.0%
292,863	Bharti Airtel Ltd. (INR)	5,974,421

	Total Investments — 104.7%	309,119,364
	(Cost $232,418,689)
	Net Other Assets and Liabilities — (4.7)%	(13,870,004)
	Net Assets — 100.0%	$295,249,360

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Country Allocation†	% of Net Assets
India	104.7%
Total Investments	104.7
Net Other Assets and Liabilities	(4.7)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 309,119,364	$ 309,119,364	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.3%
	Capital Markets — 12.7%
222,977	EFG International AG (CHF)	$2,992,874
8,315	Swissquote Group Holding S.A. (CHF)	2,990,590
89,157	UBS Group AG (CHF)	2,745,237
15,353	VZ Holding AG (CHF)	2,456,190
		11,184,891
	Chemicals — 3.1%
83,388	Clariant AG (CHF)	1,261,141
277	Givaudan S.A. (CHF)	1,518,615
		2,779,756
	Construction Materials — 3.3%
29,618	Holcim AG (CHF)	2,889,185
	Containers & Packaging — 2.7%
107,517	SIG Group AG (CHF)	2,395,901
	Diversified Telecommunication Services — 4.3%
5,831	Swisscom AG (CHF)	3,806,495
	Electric Utilities — 3.4%
16,456	BKW AG (CHF)	2,982,632
	Electrical Equipment — 3.9%
59,050	ABB Ltd. (CHF)	3,418,042
	Electronic Equipment, Instruments & Components — 3.1%
8,513	ALSO Holding AG (CHF)	2,725,850
	Food Products — 4.0%
805	Barry Callebaut AG (CHF)	1,489,490
1,328	Emmi AG (CHF)	1,357,264
6,428	Nestle S.A. (CHF)	645,268
		3,492,022
	Health Care Equipment & Supplies — 6.6%
22,047	Alcon, Inc. (CHF)	2,196,494
2,124	Sonova Holding AG (CHF)	762,417
5,837	Ypsomed Holding AG (CHF)	2,841,430
		5,800,341
	Health Care Providers & Services — 4.0%
40,078	Galenica AG (CHF) (b) (c)	3,525,500
	Insurance — 11.9%
18,633	Baloise Holding AG (CHF)	3,797,711
4,852	Helvetia Holding AG (CHF)	836,996
892	Swiss Life Holding AG (CHF)	744,080
Shares	Description	Value

	Insurance (Continued)
15,862	Swiss Re AG (CHF)	$2,187,151
4,922	Zurich Insurance Group AG (CHF)	2,964,773
		10,530,711
	Life Sciences Tools & Services — 2.7%
1,264	Siegfried Holding AG (CHF)	1,699,571
1,960	Tecan Group AG (CHF)	644,726
		2,344,297
	Machinery — 12.9%
8,143	Bucher Industries AG (CHF)	3,689,774
2,611	Schindler Holding AG (CHF)	765,083
19,750	SFS Group AG (CHF)	3,080,286
23,734	Sulzer AG (CHF)	3,881,120
		11,416,263
	Marine Transportation — 0.7%
2,282	Kuehne + Nagel International AG (CHF)	622,302
	Pharmaceuticals — 4.1%
18,391	Novartis AG (CHF)	2,111,048
4,726	Roche Holding AG (CHF)	1,511,025
		3,622,073
	Professional Services — 2.3%
59,311	Adecco Group AG (CHF)	2,016,861
	Real Estate Management & Development — 0.8%
5,113	PSP Swiss Property AG (CHF)	748,509
	Specialty Retail — 2.4%
50,678	Avolta AG (CHF)	2,143,643
	Technology Hardware, Storage & Peripherals — 1.4%
13,565	Logitech International S.A. (CHF)	1,211,049
	Textiles, Apparel & Luxury Goods — 3.9%
16,016	Swatch Group (The) AG (CHF)	3,429,905
	Trading Companies & Distributors — 1.7%
19,425	DKSH Holding AG (CHF)	1,542,341
	Transportation Infrastructure — 2.4%
8,901	Flughafen Zurich AG (CHF)	2,139,143
	Total Common Stocks	86,767,712
	(Cost $74,587,319)

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
80,564	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (d)	$80,564
	(Cost $80,564)

	Total Investments — 98.4%	86,848,276
	(Cost $74,667,883)
	Net Other Assets and Liabilities — 1.6%	1,393,922
	Net Assets — 100.0%	$88,242,198

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of September 30, 2024.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Country Allocation†	% of Net Assets
Switzerland	98.3%
United States	0.1
Total Investments	98.4
Net Other Assets and Liabilities	1.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 86,767,712	$ 86,767,712	$ —	$ —
Money Market Funds	80,564	80,564	—	—
Total Investments	$86,848,276	$86,848,276	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 5.4%
1,529	Audinate Group Ltd. (AUD) (c)	$10,338
5,106	Bega Cheese Ltd. (AUD)	18,568
10,539	Cettire Ltd. (AUD) (c) (d)	13,589
982	Codan Ltd. (AUD)	10,944
2,092	Downer EDI Ltd. (AUD)	7,926
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	0
2,590	GrainCorp Ltd., Class A (AUD)	16,473
10,916	Helia Group Ltd. (AUD)	30,640
1,480	Iluka Resources Ltd. (AUD)	7,132
7,385	Incitec Pivot Ltd. (AUD)	15,878
24,701	Karoon Energy Ltd. (AUD)	26,725
320	Lovisa Holdings Ltd. (AUD)	7,964
2,136	Megaport Ltd. (AUD) (c)	10,810
6,884	New Hope Corp., Ltd. (AUD)	24,796
32,665	Perenti Ltd. (AUD)	24,615
4,963	Perseus Mining Ltd. (AUD)	8,955
99,263	Resolute Mining Ltd. (AUD) (c)	50,783
8,240	Sigma Healthcare Ltd. (AUD)	8,203
16,576	Stanmore Resources Ltd. (AUD)	36,671
2,440	Temple & Webster Group Ltd. (AUD) (c)	22,385
112,367	Vault Minerals Ltd. (AUD) (c)	25,248
8,315	Ventia Services Group Pty Ltd. (AUD)	26,156
26,677	West African Resources Ltd. (AUD) (c)	31,999
4,073	Westgold Resources Ltd. (AUD)	7,518
6,012	Whitehaven Coal Ltd. (AUD)	30,009
		474,325
	Belgium — 0.8%
2,579	Proximus SADP (EUR)	20,096
510	Solvay S.A. (EUR)	19,983
4,596	X-Fab Silicon Foundries SE (EUR) (c) (h) (i)	25,938
		66,017
	Bermuda — 2.3%
42,000	First Pacific Co., Ltd. (HKD)	23,232
4,048	Hafnia Ltd. (NOK)	28,808
1,781	Lancashire Holdings Ltd. (GBP)	16,358
8,000	Luk Fook Holdings International Ltd. (HKD)	17,227
7,757	Odfjell Drilling Ltd. (NOK)	37,414
49,334	Pacific Basin Shipping Ltd. (HKD)	15,675
566	Stolt-Nielsen Ltd. (NOK)	20,917
20,000	Yue Yuen Industrial Holdings Ltd. (HKD)	38,179
		197,810
Shares	Description	Value

	Canada — 9.7%
1,108	Aecon Group, Inc. (CAD)	$17,139
563	Badger Infrastructure Solutions Ltd. (CAD)	15,307
1,969	Bausch Health Cos, Inc. (CAD) (c)	16,073
2,546	Bird Construction, Inc. (CAD)	45,463
362	Boardwalk Real Estate Investment Trust (CAD)	22,928
11,282	Calibre Mining Corp. (CAD) (c)	21,772
1,057	Canadian Solar, Inc. (c) (d)	17,715
2,661	Cardinal Energy Ltd. (CAD)	12,592
4,439	Chemtrade Logistics Income Fund (CAD)	36,170
544	CI Financial Corp. (CAD)	7,405
470	Cogeco Communications, Inc. (CAD)	24,847
8,093	Converge Technology Solutions Corp. (CAD)	27,646
3,659	Dundee Precious Metals, Inc. (CAD)	37,065
325	Hammond Power Solutions (CAD)	33,965
3,114	Kelt Exploration Ltd. (CAD) (c)	14,414
393	Linamar Corp. (CAD)	18,336
6,464	Lithium Americas Argentina Corp. (CAD) (c)	21,173
3,099	Martinrea International, Inc. (CAD)	26,236
16,534	New Gold, Inc. (CAD) (c)	47,923
6,160	Nexus Industrial REIT (CAD)	40,127
3,172	NuVista Energy Ltd. (CAD) (c)	26,080
4,215	Obsidian Energy Ltd. (CAD) (c)	23,405
16,950	Osisko Mining, Inc. (CAD) (c)	61,035
1,381	Paramount Resources Ltd., Class A (CAD)	26,906
2,193	Parex Resources, Inc. (CAD)	19,458
1,893	Peyto Exploration & Development Corp. (CAD) (d)	21,555
521	Precision Drilling Corp. (CAD) (c)	32,085
3,380	Secure Energy Services, Inc. (CAD)	30,565
2,380	Torex Gold Resources, Inc. (CAD) (c)	45,420
640	Transcontinental, Inc., Class A (CAD)	8,504
6,810	Trican Well Service Ltd. (CAD)	24,018
905	Trisura Group Ltd. (CAD) (c)	28,901
		852,228
	Cayman Islands — 0.9%
9,000	Central New Energy Holding Group Ltd. (HKD) (c)	10,570

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
30,000	Mongolian Mining Corp. (HKD) (c)	$35,079
24,000	United Laboratories International Holdings (The) Ltd. (HKD)	31,182
		76,831
	Denmark — 1.1%
931	Bavarian Nordic A/S (DKK) (c)	32,185
382	cBrain A/S (DKK)	11,637
861	D/S Norden A/S (DKK)	35,795
720	DFDS A/S (DKK)	18,461
		98,078
	France — 1.7%
1,414	Beneteau SACA (EUR) (d)	15,299
5,857	Derichebourg S.A. (EUR)	34,392
4,608	Etablissements Maurel et Prom S.A. (EUR)	24,201
992	Rubis S.C.A. (EUR)	27,076
2,283	Television Francaise 1 S.A. (EUR)	20,267
705	Vicat SACA (EUR)	27,702
		148,937
	Germany — 1.8%
1,207	1&1 AG (EUR)	18,353
2,191	Deutz AG (EUR)	10,970
892	K+S AG (EUR) (d)	11,429
1,047	LANXESS AG (EUR)	33,076
1,706	SAF-Holland SE (EUR)	31,714
533	Salzgitter AG (EUR)	9,736
1,940	Suedzucker AG (EUR)	24,359
176	SUSS MicroTec SE (EUR)	13,460
		153,097
	Greece — 0.3%
3,231	FF Group (EUR) (c) (e) (f) (g)	0
934	Motor Oil Hellas Corinth Refineries S.A. (EUR)	22,104
		22,104
	Guernsey — 0.1%
887	Burford Capital Ltd. (GBP)	11,734
	Hong Kong — 0.1%
6,000	Hang Lung Group Ltd. (HKD)	8,104
	Ireland — 0.6%
23,106	Greencore Group PLC (GBP) (c)	56,841
	Israel — 1.7%
108	Fattal Holdings 1998 Ltd. (ILS) (c)	12,350
74	Fox Wizel Ltd. (ILS)	5,588
2,883	Harel Insurance Investments & Financial Services Ltd. (ILS)	27,988
26	Israel Corp., Ltd. (ILS)	5,656
Shares	Description	Value

	Israel (Continued)
258	Menora Mivtachim Holdings Ltd. (ILS)	$7,530
20,079	Migdal Insurance & Financial Holding Ltd. (ILS)	27,372
104,529	Oil Refineries Ltd. (ILS)	26,946
1,028	Tel Aviv Stock Exchange Ltd. (ILS)	9,707
636	Tower Semiconductor Ltd. (ILS) (c)	28,099
		151,236
	Italy — 1.4%
3,717	Banca Popolare di Sondrio S.p.A. (EUR)	28,446
520	BFF Bank S.p.A. (EUR) (h) (i)	5,699
695	Credito Emiliano S.p.A. (EUR)	7,860
527	Danieli & C Officine Meccaniche S.p.A. (EUR)	12,642
1,895	Fincantieri S.p.A. (EUR) (c) (d)	9,809
4,438	MAIRE S.p.A. (EUR)	36,656
8,625	Webuild S.p.A. (EUR)	24,367
		125,479
	Japan — 39.1%
800	Adastria Co., Ltd. (JPY)	18,563
1,300	Ai Holdings Corp. (JPY)	21,545
900	Air Water, Inc. (JPY)	12,596
3,100	Aisan Industry Co., Ltd. (JPY)	30,110
900	AOKI Holdings, Inc. (JPY)	7,477
800	ASAHI YUKIZAI Corp. (JPY)	22,654
700	Bank of Nagoya (The) Ltd. (JPY)	30,197
1,200	Bunka Shutter Co., Ltd. (JPY)	15,070
2,800	Chugoku Electric Power (The) Co., Inc. (JPY)	19,034
2,400	Chugoku Marine Paints Ltd. (JPY)	34,032
700	Daicel Corp. (JPY)	6,490
2,200	Dai-Dan Co., Ltd. (JPY)	45,003
600	Daido Steel Co., Ltd. (JPY)	5,863
300	Daihen Corp. (JPY)	13,609
500	Daikokutenbussan Co., Ltd. (JPY)	40,772
400	Daishi Hokuetsu Financial Group, Inc. (JPY)	6,543
700	DCM Holdings Co., Ltd. (JPY)	7,690
1,300	DMG Mori Co., Ltd. (JPY)	27,280
900	Electric Power Development Co., Ltd. (JPY)	14,997
300	Exedy Corp. (JPY)	6,669
2,400	FCC Co., Ltd. (JPY)	39,743
1,100	Ferrotec Holdings Corp. (JPY)	17,710
2,000	Financial Partners Group Co., Ltd. (JPY)	30,892

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
500	FP Partner, Inc. (JPY)	$9,341
600	Fuji Media Holdings, Inc. (JPY)	7,170
700	Fujita Kanko, Inc. (JPY) (c)	47,292
700	Furukawa Electric Co., Ltd. (JPY)	17,572
4,500	Futaba Industrial Co., Ltd. (JPY)	21,604
700	Glory Ltd. (JPY)	12,459
700	Godo Steel Ltd. (JPY) (d)	20,090
2,000	G-Tekt Corp. (JPY)	21,847
3,700	Gunma Bank (The) Ltd. (JPY)	22,598
200	Hanwa Co., Ltd. (JPY)	6,916
500	Heiwado Co., Ltd. (JPY)	8,314
1,000	Hirogin Holdings, Inc. (JPY)	7,695
6,400	Hokkaido Electric Power Co., Inc. (JPY) (d)	42,984
2,300	Hokuetsu Corp. (JPY) (d)	25,092
3,900	Hokuriku Electric Power Co. (JPY)	25,095
1,100	Hosiden Corp. (JPY)	15,996
2,500	Iino Kaiun Kaisha Ltd. (JPY)	21,830
4,000	Japan Petroleum Exploration Co., Ltd. (JPY)	29,000
300	Japan Steel Works (The) Ltd. (JPY)	10,487
2,200	JTEKT Corp. (JPY)	15,636
5,700	JVCKenwood Corp. (JPY)	53,341
4,000	Kanadevia Corp. (JPY)	27,580
400	Kanamoto Co., Ltd. (JPY)	8,280
2,400	Kandenko Co., Ltd. (JPY)	37,171
300	Kaneka Corp. (JPY)	8,145
1,600	Kanematsu Corp. (JPY)	26,929
300	Kasumigaseki Capital Co., Ltd. (JPY)	31,268
2,100	Konishi Co., Ltd. (JPY)	17,650
1,200	Krosaki Harima Corp. (JPY)	18,594
300	Kumagai Gumi Co., Ltd. (JPY)	7,514
5,100	Kumiai Chemical Industry Co., Ltd. (JPY)	29,878
900	Kura Sushi, Inc. (JPY)	23,545
700	Kuraray Co., Ltd. (JPY)	10,323
800	KYB Corp. (JPY)	26,801
2,200	Kyoei Steel Ltd. (JPY)	26,481
1,600	Kyokuto Kaihatsu Kogyo Co., Ltd. (JPY)	28,098
700	Kyudenko Corp. (JPY)	32,939
1,900	Kyushu Financial Group, Inc. (JPY)	9,215
6,200	Leopalace21 Corp. (JPY)	25,796
500	M&A Research Institute Holdings, Inc. (JPY) (c)	10,384
Shares	Description	Value

	Japan (Continued)
300	Makino Milling Machine Co., Ltd. (JPY)	$12,253
700	Maruha Nichiro Corp. (JPY)	15,444
1,200	Megmilk Snow Brand Co., Ltd. (JPY)	22,593
700	Meidensha Corp. (JPY)	16,292
600	Meiko Electronics Co., Ltd. (JPY)	25,758
2,900	Mitsubishi Logisnext Co., Ltd. (JPY)	26,210
400	Mitsubishi Materials Corp. (JPY)	7,166
800	Mitsubishi Shokuhin Co., Ltd. (JPY)	29,278
1,400	Mitsui DM Sugar Holdings Co., Ltd. (JPY)	32,778
2,800	Mitsui E&S Co., Ltd. (JPY)	22,034
3,800	Mizuho Leasing Co., Ltd. (JPY)	26,096
800	Mizuno Corp. (JPY)	50,652
1,700	Modec, Inc. (JPY)	40,038
300	Money Forward, Inc. (JPY) (c)	12,225
1,700	Morinaga Milk Industry Co., Ltd. (JPY)	41,552
300	Nachi-Fujikoshi Corp. (JPY)	6,502
2,100	Namura Shipbuilding Co., Ltd. (JPY) (d)	20,383
2,800	NHK Spring Co., Ltd. (JPY)	35,418
1,700	Nikkiso Co., Ltd. (JPY)	11,970
800	Nikkon Holdings Co., Ltd. (JPY)	10,540
600	Nippon Light Metal Holdings Co., Ltd. (JPY)	6,796
3,500	Nippon Seiki Co., Ltd. (JPY)	28,297
500	Nippon Television Holdings, Inc. (JPY)	7,808
500	Nishio Holdings Co., Ltd. (JPY)	13,968
4,400	Nissui Corp. (JPY)	28,088
600	Nittetsu Mining Co., Ltd. (JPY)	17,826
1,000	Nomura Micro Science Co., Ltd. (JPY) (d)	16,879
300	Noritake Co., Ltd. (JPY)	8,151
900	NS United Kaiun Kaisha Ltd. (JPY)	28,241
3,400	NTN Corp. (JPY)	6,063
2,700	Oki Electric Industry Co., Ltd. (JPY)	18,297
200	Open House Group Co., Ltd. (JPY)	7,521
300	Organo Corp. (JPY)	14,611
2,500	Pacific Industrial Co., Ltd. (JPY)	23,848
400	PAL GROUP Holdings Co., Ltd. (JPY)	7,063
500	PILLAR Corp. (JPY)	14,437

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
600	PKSHA Technology, Inc. (JPY) (c)	$14,131
2,400	Pressance Corp. (JPY) (d)	32,095
1,800	Rengo Co., Ltd. (JPY)	12,510
5,400	Round One Corp. (JPY)	41,141
1,100	Ryobi Ltd. (JPY)	14,901
300	S Foods, Inc. (JPY)	5,767
1,300	Sakata INX Corp. (JPY)	14,572
200	Sakura Internet, Inc. (JPY)	5,970
800	SAMTY HOLDINGS Co., Ltd. (JPY)	15,541
2,100	San-Ai Obbli Co., Ltd. (JPY)	28,419
900	San-In Godo Bank (The) Ltd. (JPY)	7,640
2,000	Sanki Engineering Co., Ltd. (JPY)	33,383
1,200	Sanwa Holdings Corp. (JPY)	31,519
600	Sanyo Denki Co., Ltd. (JPY)	40,202
1,400	Sanyo Special Steel Co., Ltd. (JPY)	18,644
1,400	SBI Sumishin Net Bank Ltd. (JPY)	26,135
800	Seiko Group Corp. (JPY)	21,652
1,200	Shibaura Machine Co., Ltd. (JPY)	32,980
900	Shikoku Electric Power Co., Inc. (JPY)	7,968
1,700	Shinagawa Refractories Co., Ltd. (JPY)	20,096
3,200	Shinnihon Corp. (JPY)	35,423
600	Showa Sangyo Co., Ltd. (JPY)	12,190
600	Siix Corp. (JPY)	4,613
1,000	Sinfonia Technology Co., Ltd. (JPY)	35,137
1,100	Sinko Industries Ltd. (JPY)	35,895
1,000	SKY Perfect JSAT Holdings, Inc. (JPY)	6,206
300	Starts Corp., Inc. (JPY)	7,253
800	Sugi Holdings Co., Ltd. (JPY)	14,837
4,000	Sumitomo Riko Co., Ltd. (JPY)	40,550
1,100	Sumitomo Rubber Industries Ltd. (JPY)	11,997
600	Sun Frontier Fudousan Co., Ltd. (JPY)	7,339
1,100	SWCC Corp. (JPY)	43,855
900	Taiheiyo Cement Corp. (JPY)	21,097
900	Takasago Thermal Engineering Co., Ltd. (JPY)	32,186
700	Takeuchi Manufacturing Co., Ltd. (JPY)	21,527
600	Tamron Co., Ltd. (JPY)	18,661
Shares	Description	Value

	Japan (Continued)
4,400	Toa Corp. (JPY)	$30,002
1,300	Toho Gas Co., Ltd. (JPY)	35,900
600	Toho Holdings Co., Ltd. (JPY)	18,949
4,500	Tohoku Electric Power Co., Inc. (JPY)	42,926
3,200	Tokai Carbon Co., Ltd. (JPY)	20,506
1,600	Tokai Rika Co., Ltd. (JPY)	21,819
100	Token Corp. (JPY)	7,862
600	Tokyo Electron Device Ltd. (JPY)	15,029
800	Tomy Co., Ltd. (JPY)	21,775
2,100	Topre Corp. (JPY)	26,140
1,900	Torishima Pump Manufacturing Co., Ltd. (JPY)	35,958
700	Towa Pharmaceutical Co., Ltd. (JPY)	14,660
300	Toyo Tanso Co., Ltd. (JPY)	11,877
1,500	Toyo Tire Corp. (JPY)	21,781
1,000	Toyoda Gosei Co., Ltd. (JPY)	17,012
2,200	TPR Co. Ltd. (JPY)	33,660
2,400	Tsubakimoto Chain Co. (JPY)	31,377
200	UACJ Corp. (JPY)	7,125
200	Ulvac, Inc. (JPY)	10,602
2,700	Universal Entertainment Corp. (JPY)	26,300
800	Usen-Next Holdings Co., Ltd. (JPY)	30,503
600	UT Group Co., Ltd. (JPY)	11,489
1,100	YAMABIKO Corp. (JPY)	19,448
1,400	Yamaguchi Financial Group, Inc. (JPY)	15,093
200	Yamato Kogyo Co., Ltd. (JPY)	9,959
1,100	Yellow Hat Ltd. (JPY)	19,899
400	Yokogawa Bridge Holdings Corp. (JPY)	7,400
400	Yuasa Trading Co., Ltd. (JPY)	13,860
2,900	Yurtec Corp. (JPY)	30,912
		3,420,420
	Jersey — 0.4%
4,579	Yellow Cake PLC (GBP) (c) (h) (i)	34,221
	Luxembourg — 0.2%
440	APERAM S.A. (EUR)	13,783
	Marshall Islands — 0.3%
477	Teekay Tankers Ltd., Class A	27,785
	Netherlands — 1.6%
1,845	Cementir Holding N.V. (EUR)	20,106
1,429	Fugro N.V. (EUR)	32,514
7,342	Koninklijke BAM Groep N.V. (EUR)	34,358

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
10,725	MFE-MediaForEurope N.V., Class A (EUR)	$37,010
128	Redcare Pharmacy N.V. (EUR) (c) (h) (i)	18,466
		142,454
	New Zealand — 0.2%
2,042	Summerset Group Holdings Ltd. (NZD)	15,503
	Norway — 2.6%
9,731	Aker Solutions ASA (NOK)	37,419
4,097	Hoegh Autoliners ASA (NOK)	52,838
2,405	Klaveness Combination Carriers ASA (NOK) (h) (i)	21,081
15,273	LINK Mobility Group Holding ASA (NOK) (c)	34,807
23,068	Norwegian Air Shuttle ASA (NOK) (c)	28,330
4,276	Wallenius Wilhelmsen ASA (NOK)	50,325
		224,800
	Portugal — 0.5%
6,694	Mota-Engil SGPS S.A. (EUR)	19,120
21,975	Sonae SGPS S.A. (EUR)	23,214
		42,334
	Singapore — 0.7%
3,144	BW LPG Ltd. (NOK) (h) (i)	44,838
3,300	UOL Group Ltd. (SGD)	14,276
		59,114
	South Korea — 15.2%
2,349	BNK Financial Group, Inc. (KRW)	16,238
709	Boryung (KRW)	5,866
83	Chong Kun Dang Pharmaceutical Corp. (KRW)	7,134
153	CJ Corp. (KRW)	13,911
333	Coway Co., Ltd. (KRW)	16,985
478	Daesang Corp. (KRW)	7,804
12,568	Daewoo Engineering & Construction Co., Ltd. (KRW) (c)	36,809
854	DB HiTek Co., Ltd. (KRW)	26,318
567	DN Automotive Corp. (KRW) (e) (f)	44,269
874	Doosan Bobcat, Inc. (KRW)	27,135
313	Doosan Co., Ltd. (KRW)	40,570
885	DoubleUGames Co., Ltd. (KRW)	33,838
131	F&F Co., Ltd. (KRW)	6,862
773	GS Holdings Corp. (KRW)	25,152
Shares	Description	Value

	South Korea (Continued)
1,162	Hankook & Company Co., Ltd. (KRW)	$15,186
937	Hansae Co., Ltd. (KRW)	11,464
332	Hanwha Corp. (KRW)	7,337
4,686	Hanwha Investment & Securities Co., Ltd. (KRW) (c)	11,915
1,393	Harim Holdings Co., Ltd. (KRW)	5,944
320	HD Hyundai Construction Equipment Co., Ltd. (KRW)	12,847
2,190	HD Hyundai Infracore Co., Ltd. (KRW)	12,560
2,631	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW)	44,866
49	Hugel, Inc. (KRW) (c)	8,974
169	Hyosung Heavy Industries Corp. (KRW)	45,038
678	Hyundai Elevator Co., Ltd. (KRW)	23,590
282	Hyundai Engineering & Construction Co., Ltd. (KRW)	6,577
304	Hyundai Marine & Fire Insurance Co., Ltd. (KRW)	7,672
545	Hyundai Rotem Co., Ltd. (KRW)	22,339
589	Hyundai Steel Co. (KRW)	12,566
209	IsuPetasys Co., Ltd. (KRW)	5,842
2,875	JB Financial Group Co., Ltd. (KRW)	33,659
571	Kangwon Land, Inc. (KRW)	7,410
35	KCC Corp. (KRW)	8,070
152	KIWOOM Securities Co., Ltd. (KRW)	15,111
281	Korea Investment Holdings Co., Ltd. (KRW)	15,772
200	Kumho Petrochemical Co., Ltd. (KRW)	24,149
4,710	Kumho Tire Co., Inc. (KRW) (c)	16,316
142	LG Innotek Co., Ltd. (KRW)	23,672
3,730	LG Uplus Corp. (KRW)	27,981
106	LIG Nex1 Co., Ltd. (KRW)	17,103
220	Lotte Chilsung Beverage Co., Ltd. (KRW)	21,871
988	LOTTE Fine Chemical Co., Ltd. (KRW)	36,265
255	Lotte Shopping Co., Ltd. (KRW)	11,993
413	LS Corp. (KRW)	38,909
288	LS Electric Co., Ltd. (KRW)	35,964
706	LX International Corp. (KRW)	16,196
1,153	Mirae Asset Securities Co., Ltd. (KRW)	7,424

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,799	Myoung Shin Industrial Co., Ltd. (KRW)	$17,912
502	OCI Holdings Co., Ltd. (KRW)	27,217
102	Orion Corp. (KRW)	7,605
47	Ottogi Corp. (KRW)	15,329
6,600	Pan Ocean Co., Ltd. (KRW)	20,163
373	Poongsan Corp. (KRW)	17,485
372	Samsung E&A Co., Ltd (KRW) (c)	6,258
1,655	SeAH Besteel Holdings Corp. (KRW)	26,008
480	Sebang Global Battery Co., Ltd. (KRW)	31,090
110	Shinsegae, Inc. (KRW)	13,383
86	Shinsung Delta Tech Co., Ltd. (KRW)	3,091
314	SK Gas Ltd. (KRW)	40,844
1,485	SL Corp. (KRW)	40,256
535	Solus Advanced Materials Co., Ltd. (KRW)	5,114
76	SOOP Co., Ltd (KRW)	5,829
633	Soulbrain Holdings Co., Ltd. (KRW)	27,107
3,959	Sungwoo Hitech Co., Ltd. (KRW)	20,254
2,060	Woori Technology Investment Co., Ltd. (KRW) (c)	11,295
1,167	Youngone Corp. (KRW)	36,053
546	Youngone Holdings Co., Ltd. (KRW)	38,371
		1,332,137
	Spain — 1.0%
4,363	Atresmedia Corp. de Medios de Comunicacion S.A. (EUR)	23,069
191	Construcciones y Auxiliar de Ferrocarriles S.A. (EUR)	7,590
4,326	Gestamp Automocion S.A. (EUR) (h) (i)	13,315
1,342	Indra Sistemas S.A. (EUR)	24,634
533	Let’s GOWEX S.A. (EUR) (c) (e) (f) (g) (j)	0
1,721	Melia Hotels International S.A. (EUR)	12,462
5,620	Unicaja Banco S.A. (EUR) (h) (i)	7,163
		88,233
	Sweden — 2.8%
4,671	Ambea AB (SEK) (h) (i)	41,394
703	Betsson AB, Class B (SEK)	8,625
979	BoneSupport Holding AB (SEK) (c) (h) (i)	29,420
Shares	Description	Value

	Sweden (Continued)
651	Bure Equity AB (SEK)	$26,410
227	Hemnet Group AB (SEK)	8,355
1,162	Munters Group AB (SEK) (h) (i)	26,522
1,516	NCC AB, Class B (SEK)	25,332
1,744	New Wave Group AB, Class B (SEK)	19,611
1,105	Peab AB, Class B (SEK)	8,857
5,946	Scandic Hotels Group AB (SEK) (c) (h) (i)	41,276
13,059	Storskogen Group AB, Class B (SEK)	12,516
		248,318
	Switzerland — 0.5%
371	Accelleron Industries AG (CHF)	19,217
575	Implenia AG (CHF)	21,503
		40,720
	United Kingdom — 6.3%
174	4imprint Group PLC (GBP)	11,585
9,447	Alphawave IP Group PLC (GBP) (c)	13,161
4,239	Babcock International Group PLC (GBP)	26,784
1,442	Balfour Beatty PLC (GBP)	8,305
2,636	Close Brothers Group PLC (GBP)	14,506
9,101	Currys PLC (GBP) (c)	10,884
2,928	Diversified Energy Co. PLC (GBP) (d) (i)	33,039
5,498	Drax Group PLC (GBP)	47,374
6,110	Firstgroup PLC (GBP)	11,935
4,497	Future PLC (GBP)	60,784
8,340	Hunting PLC (GBP)	41,813
764	JET2 PLC (GBP)	14,300
1,578	Keller Group PLC (GBP)	34,093
20,946	Kier Group PLC (GBP)	38,589
1,461	Safestore Holdings PLC (GBP)	17,521
8,715	Serco Group PLC (GBP)	20,740
14,623	Serica Energy PLC (GBP)	26,100
19,102	Shaftesbury Capital PLC (GBP)	37,593
6,545	Target Healthcare REIT PLC (GBP)	7,875
616	TORM PLC, Class A (DKK)	20,936
5,544	Trustpilot Group PLC (GBP) (c) (h) (i)	16,751
7,225	Zigup PLC (GBP)	37,189
		551,857
	Total Common Stocks	8,684,500
	(Cost $7,748,155)

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
16,098	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (k)	$16,098
	(Cost $16,098)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.7%
$238,321	Bank of America Corp., 4.86% (k), dated 09/30/24, due 10/01/24, with a maturity value of $238,353. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $243,087. (l)	238,321
	(Cost $238,321)

	Total Investments — 102.2%	8,938,919
	(Cost $8,002,574)
	Net Other Assets and Liabilities — (2.2)%	(188,498)
	Net Assets — 100.0%	$8,750,421

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $222,652 and the total value of the collateral held by the Fund is $238,321.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $44,269 or 0.5% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of September 30, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Industrials	28.6%
Consumer Discretionary	17.4
Materials	14.4
Energy	9.9
Financials	6.7
Consumer Staples	5.7
Information Technology	5.2
Communication Services	3.8
Utilities	3.0
Real Estate	2.7
Health Care	2.6
Total	100.0%

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Currency Exposure Diversification	% of Total Investments
JPY	38.3%
KRW	14.9
CAD	9.3
EUR	9.0
GBP	7.3
AUD	5.3
NOK	4.0
USD	3.3
SEK	2.8
HKD	2.0
ILS	1.7
DKK	1.3
CHF	0.4
NZD	0.2
SGD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$ 474,325	$ 474,325	$ —	$ —**
Greece	22,104	22,104	—	—**
South Korea	1,332,137	1,287,868	44,269	—
Spain	88,233	88,233	—	—**
Other Country Categories*	6,767,701	6,767,701	—	—
Money Market Funds	16,098	16,098	—	—
Repurchase Agreements	238,321	—	238,321	—
Total Investments	$8,938,919	$8,656,329	$282,590	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Bermuda — 1.4%
2,645,502	China Water Affairs Group Ltd. (HKD)	$1,779,810
1,882,885	COSCO SHIPPING Ports Ltd. (HKD)	1,148,064
53,891	Geopark Ltd.	424,122
1,347,469	Shenzhen International Holdings Ltd. (HKD)	1,197,735
		4,549,731
	Brazil — 10.2%
541,311	Allos S.A. (BRL)	2,171,126
106,877	Banco ABC Brasil S.A. (Preference Shares) (BRL)	427,492
193,980	Banco do Estado do Rio Grande do Sul S.A. (Preference Shares) (BRL)	411,981
816,060	Banco Pan S.A. (Preference Shares) (BRL)	1,505,480
628,856	Bradespar S.A. (Preference Shares) (BRL)	2,334,099
78,497	Brava Energia (BRL)	254,034
1,216,932	C&A Modas S.A. (BRL) (c)	2,345,538
594,498	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	2,514,315
497,432	Cia De Sanena Do Parana (BRL)	2,691,832
313,009	Cia de Transmissao de Energia Eletrica Paulista (Preference Shares) (BRL)	1,396,207
597,377	Cia Ferro Ligas da Bahia- Ferbasa (Preference Shares) (BRL)	842,164
254,384	Cury Construtora e Incorporadora S.A. (BRL)	1,044,115
103,834	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	391,114
1,011,575	Dexco (BRL)	1,587,636
249,964	GPS Participacoes e Empreendimentos S.A. (BRL) (d)	855,284
799,886	Grupo SBF S.A. (BRL)	2,430,037
530,662	JHSF Participacoes S.A. (BRL)	400,356
832,679	JSL S.A. (BRL)	1,346,605
1,717,262	Marcopolo S.A. (Preference Shares) (BRL)	2,506,055
251,177	Marfrig Global Foods S.A. (BRL) (c)	628,899
1,006,659	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	2,017,864
219,926	Petroreconcavo S.A. (BRL)	715,364
165,577	Porto Seguro S.A. (BRL)	1,108,163
194,417	Santos Brasil Participacoes S.A. (BRL)	526,754
Shares	Description	Value

	Brazil (Continued)
176,046	Sendas Distribuidora S.A. (BRL) (c)	$241,398
93,052	Tupy S.A. (BRL)	439,152
776,113	Usinas Siderurgicas de Minas Gerais S.A.Usiminas, Class A (Preference Shares) (BRL)	888,989
		34,022,053
	Cayman Islands — 8.0%
1,354,053	3SBio, Inc. (HKD) (d) (e)	1,196,620
154,488	AAC Technologies Holdings, Inc. (HKD)	633,942
2,977,132	China Conch Venture Holdings Ltd. (HKD)	2,937,361
2,899,042	China Education Group Holdings Ltd. (HKD) (e)	2,036,156
4,365,547	China Lesso Group Holdings Ltd. (HKD)	2,218,194
1,970,798	China Medical System Holdings Ltd. (HKD)	2,268,971
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (f) (g) (h)	0
6,804,468	China Resources Building Materials Technology Holdings Ltd. (HKD)	1,925,665
5,572,267	China Yongda Automobiles Services Holdings Ltd. (HKD)	1,326,073
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (f) (g) (h)	0
606,055	EEKA Fashion Holdings Ltd. (HKD)	749,982
4,098,657	Fufeng Group Ltd. (HKD)	2,541,279
649,032	Greentown China Holdings Ltd. (HKD)	764,760
362,418	Inter & Co., Inc., Class A (i)	2,413,704
507,610	Kingboard Holdings Ltd. (HKD)	1,286,353
1,309,915	Minth Group Ltd. (HKD) (c)	2,696,044
1,099,894	Nexteer Automotive Group Ltd. (HKD)	471,150
805,122	Sany Heavy Equipment International Holdings Co., Ltd. (HKD) (i)	602,766
281,105	Wisdom Marine Lines Co., Ltd. (TWD)	677,747
		26,746,767
	Chile — 0.8%
75,416	CAP S.A. (CLP) (c)	505,681
15,988,862	Colbun S.A. (CLP)	2,165,510
		2,671,191
	China — 5.9%
2,637,871	A-Living Smart City Services Co., Ltd. (HKD) (d) (e) (i)	1,177,462

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
5,676,029	BAIC Motor Corp., Ltd., Class H (HKD) (d) (e)	$1,642,824
6,229,525	China Cinda Asset Management Co., Ltd., Class H (HKD)	865,451
3,328,679	China Communications Services Corp., Ltd., Class H (HKD)	1,802,677
7,544,398	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	2,076,836
4,516,556	China National Building Material Co., Ltd., Class H (HKD)	1,986,998
2,287,902	Guangshen Railway Co., Ltd., Class H (HKD)	656,305
553,317	Inner Mongolia ERDOS Resources Co., Ltd., Class B (f)	507,945
1,659,628	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	1,199,806
1,795,453	Sinopec Engineering Group Co., Ltd., Class H (HKD)	1,242,568
1,935,627	Xinte Energy Co., Ltd., Class H (HKD) (c) (i)	2,103,983
1,613,134	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,128,842
1,619,617	ZhongAn Online P&C Insurance Co., Ltd., Class H (HKD) (c) (d) (e) (i)	3,304,299
		19,695,996
	Egypt — 0.8%
699,168	EFG Holding S.A.E. (EGP) (c)	354,073
983,902	Ezz Steel Co. S.A.E. (EGP) (c)	2,383,130
		2,737,203
	Hong Kong — 5.2%
534,932	Beijing Enterprises Holdings Ltd. (HKD)	1,919,847
3,996,043	China Everbright Environment Group Ltd. (HKD) (i)	1,927,637
1,238,307	China Nonferrous Mining Corp., Ltd. (HKD)	1,021,057
591,144	China Taiping Insurance Holdings Co., Ltd. (HKD)	950,533
6,401,956	CITIC Telecom International Holdings Ltd. (HKD)	1,976,459
2,212,885	Far East Horizon Ltd. (HKD)	1,619,701
2,418,326	Guangdong Investment Ltd. (HKD)	1,626,973
530,486	Hua Hong Semiconductor Ltd. (HKD) (d) (e)	1,426,212
5,275,270	MMG Ltd (HKD) (c)	1,879,699
Shares	Description	Value

	Hong Kong (Continued)
6,043,567	Shougang Fushan Resources Group Ltd. (HKD)	$2,293,397
939,465	Yuexiu Property Co., Ltd. (HKD)	768,602
		17,410,117
	Hungary — 0.9%
1,052,156	Magyar Telekom Telecommunications PLC (HUF)	3,095,313
	India — 5.6%
34,301	BSE Ltd. (INR)	1,508,178
29,782	Force Motors Ltd. (INR)	2,658,910
661,617	Gujarat State Fertilizers & Chemicals Ltd. (INR)	1,722,942
2,730,914	Hindustan Construction Co., Ltd. (INR) (c)	1,369,673
2,176,466	IFCI Ltd. (INR) (c)	1,716,733
5,061,400	Infibeam Avenues Ltd. (INR)	1,677,243
8,488,216	Jaiprakash Power Ventures Ltd. (INR) (c)	1,847,527
928,522	NCC Ltd. (INR)	3,343,405
57,180	Odigma Consultancy Solutions Ltd. (INR) (c) (f) (g)	62,317
68,542	Olectra Greentech Ltd. (INR)	1,354,011
4,750,286	South Indian Bank (The) Ltd. (INR)	1,393,321
		18,654,260
	Indonesia — 5.0%
9,321,386	Aspirasi Hidup Indonesia Tbk PT (IDR)	566,425
11,047,569	Bukit Asam Tbk PT (IDR)	2,247,458
1,648,808	Gudang Garam Tbk PT (IDR) (c)	1,731,575
3,426,766	Indah Kiat Pulp & Paper Tbk PT (IDR)	1,957,829
1,536,109	Indo Tambangraya Megah Tbk PT (IDR)	2,686,162
2,573,434	Indofood Sukses Makmur Tbk PT (IDR)	1,198,330
4,433,957	Jasa Marga Persero Tbk PT (IDR)	1,443,818
11,472,476	Medco Energi Internasional Tbk PT (IDR)	958,565
18,094,456	Perusahaan Gas Negara Tbk PT (IDR)	1,715,029
8,177,341	Vale Indonesia Tbk PT (IDR) (c)	2,203,669
		16,708,860
	Malaysia — 7.9%
8,591,700	Bumi Armada Bhd (MYR) (c)	979,289
999,400	Dayang Enterprise Holdings Bhd (MYR)	552,597

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia (Continued)
6,443,800	Eco World Development Group Bhd (MYR)	$2,797,236
1,393,900	Gamuda Bhd (MYR)	2,731,348
518,800	Genting Bhd (MYR)	532,199
3,045,500	IJM Corp. Bhd (MYR)	2,164,015
3,866,300	KPJ Healthcare Bhd (MYR)	1,987,767
9,873,500	Mah Sing Group Bhd (MYR)	4,118,448
742,000	Malaysia Airports Holdings Bhd (MYR)	1,882,216
7,420,100	Malaysian Resources Corp. Bhd (MYR)	1,061,685
4,708,900	Sime Darby Bhd (MYR)	2,809,238
10,646,200	Sime Darby Property Bhd (MYR)	3,795,299
3,448,800	SP Setia Bhd Group (MYR)	1,045,471
		26,456,808
	Mexico — 1.7%
419,580	Alsea S.A.B. de C.V. (MXN)	1,153,685
1,066,248	FIBRA Macquarie Mexico (MXN) (d) (e)	1,704,697
906,779	Gentera S.A.B. de C.V. (MXN)	1,013,161
828,448	Grupo Televisa S.A.B., Series CPO (MXN)	419,483
744,205	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,542,837
		5,833,863
	Philippines — 0.6%
165,240	GT Capital Holdings, Inc. (PHP)	2,152,580
	Poland — 6.0%
105,323	Alior Bank S.A. (PLN)	2,536,071
999,549	Bank Millennium S.A. (PLN) (c) (i)	2,212,564
86,659	CCC S.A. (PLN) (c) (i)	3,816,238
384,184	Cyfrowy Polsat S.A. (PLN) (c) (i)	1,274,624
881,654	Enea S.A. (PLN) (c)	2,625,034
277,667	Jastrzebska Spolka Weglowa S.A. (PLN) (c) (i)	1,866,984
509,274	Orange Polska S.A. (PLN)	1,118,312
859,374	PGE Polska Grupa Energetyczna S.A. (PLN) (c)	1,607,558
3,371,029	Tauron Polska Energia S.A. (PLN) (c)	2,931,368
		19,988,753
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (f) (g) (h)	0
580,351	Mechel PJSC (RUB) (c) (f) (g) (h)	0
		0
Shares	Description	Value

	South Africa — 7.0%
238,247	African Rainbow Minerals Ltd. (ZAR)	$2,611,168
642,196	Barloworld Ltd. (ZAR)	3,218,135
298,737	Exxaro Resources Ltd. (ZAR)	2,975,007
3,123,949	Fortress Real Estate Investments Ltd., Class B (ZAR)	3,724,691
98,410	Foschini Group (The) Ltd. (ZAR)	889,748
447,952	Motus Holdings Ltd. (ZAR)	3,149,859
56,364	Mr Price Group Ltd. (ZAR)	881,533
1,055,907	Resilient REIT Ltd. (ZAR)	3,589,870
401,900	Thungela Resources Ltd. (ZAR)	2,552,946
		23,592,957
	Taiwan — 12.0%
616,774	Allis Electric Co., Ltd. (TWD)	2,377,717
172,920	Arcadyan Technology Corp. (TWD)	775,904
2,348,521	BES Engineering Corp. (TWD)	905,375
1,747,448	Capital Securities Corp. (TWD)	1,195,464
224,757	Century Iron & Steel Industrial Co., Ltd. (TWD)	1,576,669
382,086	China Motor Corp. (TWD)	891,029
187,085	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	1,019,770
350,044	CTCI Corp. (TWD)	523,188
265,763	Darfon Electronics Corp. (TWD)	416,954
290,475	Depo Auto Parts Industrial Co., Ltd. (TWD)	2,427,777
47,441	Ennoconn Corp. (TWD)	433,238
557,477	Far Eastern Department Stores Ltd. (TWD)	478,268
180,557	FLEXium Interconnect, Inc. (TWD)	448,447
248,979	Getac Holdings Corp. (TWD)	877,227
145,122	Huaku Development Co., Ltd. (TWD)	609,901
87,372	Kaori Heat Treatment Co., Ltd. (TWD)	1,136,100
962,621	King’s Town Bank Co., Ltd. (TWD)	1,703,404
366,307	L&K Engineering Co., Ltd. (TWD)	2,413,379
203,154	Marketech International Corp. (TWD)	966,131
140,357	Merry Electronics Co., Ltd. (TWD)	576,570
759,499	Orient Semiconductor Electronics Ltd. (TWD)	965,978
456,747	Pou Chen Corp. (TWD)	521,745
555,606	Ruentex Industries Ltd. (TWD)	1,369,417

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
1,147,262	Run Long Construction Co., Ltd. (TWD)	$1,932,254
216,150	Sanyang Motor Co., Ltd. (TWD)	498,600
214,331	Scientech Corp. (TWD)	2,874,994
459,919	Shinfox Energy Co., Ltd. (TWD)	1,976,490
447,488	Supreme Electronics Co., Ltd. (TWD)	931,840
1,161,078	Taiwan Business Bank (TWD)	585,189
113,405	Taiwan Hon Chuan Enterprise Co., Ltd. (TWD)	584,109
397,370	Tong Yang Industry Co., Ltd. (TWD)	1,337,270
919,837	TYC Brother Industrial Co., Ltd. (TWD)	1,834,064
213,090	United Integrated Services Co., Ltd. (TWD)	2,147,969
101,890	Yankey Engineering Co., Ltd. (TWD)	993,256
		40,305,687
	Thailand — 3.7%
6,991,400	AP Thailand PCL (THB)	2,172,760
1,272,600	Bangchak Corp. PCL (THB)	1,473,214
6,864,300	Banpu PCL (THB)	1,503,949
4,935,100	Prima Marine PCL (THB)	1,318,992
8,580,400	Quality Houses PCL (THB)	514,651
33,312,100	Sansiri PCL (THB)	1,977,348
2,683,900	Supalai PCL (THB)	1,718,230
963,900	Thai Oil PCL (THB)	1,535,230
		12,214,374
	Turkey — 17.1%
306,545	AG Anadolu Grubu Holding A/S (TRY)	2,794,514
1,212,853	Anadolu Anonim Turk Sigorta Sirketi (TRY) (c)	2,839,064
553,484	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	3,177,101
112,331	Arcelik A/S (TRY) (c)	473,993
559,030	Aygaz A/S (TRY)	2,468,412
6,249,951	Dogan Sirketler Grubu Holding A/S (TRY)	2,763,338
266,944	Dogus Otomotiv Servis ve Ticaret A/S (TRY)	1,708,723
4,486	EGE Endustri VE Ticaret A/S (TRY)	1,416,735
5,192,565	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	1,825,123
1,442,877	Enerjisa Enerji A/S (TRY) (d) (e)	2,499,904
2,314,989	Kayseri Seker Fabrikasi A/S (TRY)	1,448,666
Shares	Description	Value

	Turkey (Continued)
1,187,047	Mavi Giyim Sanayi Ve Ticaret A/S, Class B (TRY) (d) (e)	$3,130,979
1,077,224	MIA Teknoloji A/S (TRY) (j)	1,357,653
204,989	Migros Ticaret A/S (TRY)	2,697,421
366,244	MLP Saglik Hizmetleri A/S (TRY) (c) (d) (e)	3,502,063
144,599	Otokar Otomotiv Ve Savunma Sanayi A/S (TRY)	1,862,588
500,953	Pegasus Hava Tasimaciligi A/S (TRY) (j)	3,505,462
4,190,628	Petkim Petrokimya Holding A/S (TRY) (c)	2,776,800
867,221	Sok Marketler Ticaret A/S (TRY)	1,223,327
470,151	TAV Havalimanlari Holding A/S (TRY) (c)	3,432,903
68,281	Turk Traktor ve Ziraat Makineleri A/S (TRY)	1,409,647
7,904,306	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c)	2,713,548
810,919	Ulker Biskuvi Sanayi A/S (TRY) (c)	3,319,794
984,551	Vestel Elektronik Sanayi ve Ticaret A/S (TRY) (c)	1,855,525
8,840,159	Zorlu Enerji Elektrik Uretim A/S (TRY) (c)	1,093,468
		57,296,751
	Total Common Stocks	334,133,264
	(Cost $301,983,235)
MONEY MARKET FUNDS — 0.1%
203,550	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (k)	203,550
	(Cost $203,550)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.5%
$3,270,547	Bank of America Corp., 4.86% (k), dated 09/30/24, due 10/01/24, with a maturity value of $3,270,989. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $3,335,958. (l)	3,270,547

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS (Continued)
$269,214	Citigroup, Inc., 4.85% (k), dated 09/30/24, due 10/01/24, with a maturity value of $269,250. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 5.00%, due 09/30/25 to 05/15/26. The value of the collateral including accrued interest is $274,598. (l)	$269,214
4,129,720	Daiwa Capital Markets America, Inc., 4.89% (k), dated 09/30/24, due 10/01/24, with a maturity value of $4,130,281. Collateralized by U.S. Treasury Securities, interest rates of 1.75% to 5.00%, due 12/31/24 to 11/15/51. The value of the collateral including accrued interest is $4,212,314. (l)	4,129,720
4,129,720	Mizuho Financial Group, Inc., 4.85% (k), dated 09/30/24, due 10/01/24, with a maturity value of $4,130,276. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $4,212,329. (l)	4,129,720
	Total Repurchase Agreements	11,799,201
	(Cost $11,799,201)

	Total Investments — 103.4%	346,136,015
	(Cost $313,985,986)
	Net Other Assets and Liabilities — (3.4)%	(11,236,871)
	Net Assets — 100.0%	$334,899,144

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At September 30, 2024, securities
noted as such are valued at $62,317 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $11,060,642 and the total value of the collateral held by the Fund is $11,799,201.

(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of September 30, 2024.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
EGP	– Egyptian Pound
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Sector Allocation	% of Total Long-Term Investments
Industrials	22.7%
Consumer Discretionary	14.2
Materials	11.4
Utilities	10.5
Real Estate	10.4
Financials	10.2
Energy	6.0
Consumer Staples	4.7
Information Technology	4.0
Health Care	3.0
Communication Services	2.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	18.6%
TRY	16.6
TWD	11.8
BRL	9.8
MYR	7.7
ZAR	6.8
PLN	5.8
INR	5.4
IDR	4.8
USD	4.4
THB	3.5
MXN	1.7
HUF	0.9
EGP	0.8
CLP	0.8
PHP	0.6
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 26,746,767	$ 26,746,767	$ —	$ —**
India	18,654,260	18,591,943	62,317	—
Russia	—**	—	—	—**
Thailand	12,214,374	—	12,214,374	—
Other Country Categories*	276,517,863	276,517,863	—	—
Money Market Funds	203,550	203,550	—	—
Repurchase Agreements	11,799,201	—	11,799,201	—
Total Investments	$346,136,015	$322,060,123	$24,075,892	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
September 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 5.3%
8,688	BAWAG Group AG (EUR) (c) (d)	$672,623
12,349	Erste Group Bank AG (EUR)	677,006
12,196	OMV AG (EUR)	520,775
27,628	Raiffeisen Bank International AG (EUR)	549,269
3,802	Verbund AG (EUR)	315,299
24,520	voestalpine AG (EUR)	638,145
		3,373,117
	Belgium — 3.7%
787	Ackermans & van Haaren N.V. (EUR)	167,063
14,888	Colruyt Group N.V. (EUR)	693,066
1,860	D’ieteren Group (EUR)	393,181
5,460	Groupe Bruxelles Lambert N.V. (EUR)	425,143
3,712	KBC Group N.V. (EUR)	295,109
1,115	UCB S.A. (EUR)	201,068
12,754	Umicore S.A. (EUR)	165,539
		2,340,169
	Finland — 4.5%
16,624	Cargotec Oyj, Class B (EUR)	971,144
7,364	Kesko Oyj, Class B (EUR)	157,100
13,251	Konecranes Oyj (EUR)	994,175
10,160	Neste Oyj (EUR) (e)	197,127
5,228	Valmet Oyj (EUR) (e)	167,371
18,098	Wartsila Oyj Abp (EUR)	404,931
		2,891,848
	France — 18.0%
11,779	Accor S.A. (EUR)	511,361
2,614	Arkema S.A. (EUR)	248,786
3,662	AXA S.A. (EUR)	140,757
3,872	BNP Paribas S.A. (EUR)	265,288
10,111	Bouygues S.A. (EUR)	338,328
32,127	Carrefour S.A. (EUR)	547,520
1,773	Cie de Saint-Gobain S.A. (EUR)	161,284
10,769	Cie Generale des Etablissements Michelin S.C.A. (EUR)	437,065
27,686	Credit Agricole S.A. (EUR)	422,987
2,425	Eiffage S.A. (EUR)	233,875
18,163	Elis S.A. (EUR)	378,889
7,846	Eurazeo SE (EUR)	644,117
921	Gaztransport Et Technigaz S.A. (EUR)	129,894
108	Hermes International S.C.A. (EUR)	265,206
1,156	Ipsen S.A. (EUR)	142,192
1,316	Nexans S.A. (EUR)	192,782
46,842	Orange S.A. (EUR)	536,283
3,785	Publicis Groupe S.A. (EUR)	413,744
Shares	Description	Value

	France (Continued)
13,624	Renault S.A. (EUR)	$591,306
20,376	Rexel S.A. (EUR)	589,041
2,428	Safran S.A. (EUR)	570,547
608	Schneider Electric SE (EUR)	159,859
11,927	SCOR SE (EUR)	266,328
20,557	Societe Generale S.A. (EUR)	511,436
1,726	Sodexo S.A. (EUR)	141,504
568	Sopra Steria Group (EUR)	119,120
10,985	SPIE S.A. (EUR)	419,419
7,077	Teleperformance SE (EUR)	732,633
807	Thales S.A. (EUR)	128,055
10,044	TotalEnergies SE (EUR)	654,059
29,652	Vallourec SACA (EUR) (f)	448,403
3,538	Verallia S.A. (EUR) (c) (d)	103,499
		11,445,567
	Germany — 21.4%
459	Allianz SE (EUR)	150,726
5,960	Bayerische Motoren Werke AG (EUR)	525,311
40,064	Commerzbank AG (EUR)	736,971
7,624	Continental AG (EUR)	493,415
6,186	CTS Eventim AG & Co. KGaA (EUR)	642,804
13,576	Daimler Truck Holding AG (EUR)	508,222
43,720	Deutsche Bank AG (EUR)	754,241
87,559	Deutsche Lufthansa AG (EUR) (e)	641,329
22,667	Deutsche Telekom AG (EUR)	665,868
6,389	DHL Group (EUR)	284,691
7,829	Fraport AG Frankfurt Airport Services Worldwide (EUR) (f)	436,179
10,730	Fresenius Medical Care AG (EUR)	456,146
5,003	Heidelberg Materials AG (EUR)	543,544
5,870	Hensoldt AG (EUR)	192,498
2,368	HOCHTIEF AG (EUR)	291,535
2,334	HUGO BOSS AG (EUR)	106,756
4,046	Infineon Technologies AG (EUR)	141,690
10,455	KION Group AG (EUR)	410,938
1,819	Knorr-Bremse AG (EUR)	161,682
2,078	Krones AG (EUR)	298,394
8,637	Mercedes-Benz Group AG (EUR)	558,014
282	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR)	155,165
1,390	Nemetschek SE (EUR)	143,897
12,979	Porsche Automobil Holding SE (Preference Shares) (EUR)	593,507

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
979	Rheinmetall AG (EUR)	$530,067
16,212	RWE AG (EUR)	589,757
1,413	SAP SE (EUR)	321,497
81,602	Schaeffler AG (Preference Shares) (EUR) (e)	420,931
7,498	Siemens Energy AG (EUR) (f)	276,016
1,379	Sixt SE (EUR)	100,698
3,474	Talanx AG (EUR)	292,352
24,449	United Internet AG (EUR)	502,669
5,190	Volkswagen AG (Preference Shares) (EUR)	549,764
1,220	Wacker Chemie AG (EUR)	120,323
		13,597,597
	Greece — 5.6%
234,669	Alpha Services and Holdings S.A. (EUR)	406,984
214,653	Eurobank Ergasias Services and Holdings S.A. (EUR)	491,742
27,982	Hellenic Telecommunications Organization S.A. (EUR)	482,486
10,697	Metlen Energy & Metals S.A. (EUR)	421,283
70,289	National Bank of Greece S.A. (EUR)	600,588
164,478	Piraeus Financial Holdings S.A. (EUR)	700,499
32,890	Public Power Corp. S.A. (EUR)	440,803
		3,544,385
	Ireland — 1.8%
54,211	AIB Group PLC (EUR)	310,475
26,985	Bank of Ireland Group PLC (EUR)	301,285
6,975	Glanbia PLC (EUR)	122,753
9,095	Ryanair Holdings PLC, ADR	410,912
		1,145,425
	Italy — 16.3%
152,380	A2A S.p.A. (EUR)	351,796
151,790	Banca Monte dei Paschi di Siena S.p.A. (EUR)	875,578
103,359	Banco BPM S.p.A. (EUR)	696,999
145,552	BPER Banca S.p.A. (EUR)	818,209
2,406	Brunello Cucinelli S.p.A. (EUR)	259,120
17,514	Buzzi S.p.A. (EUR)	697,948
34,818	Eni S.p.A. (EUR)	530,283
10,870	Generali (EUR)	313,994
39,040	Hera S.p.A. (EUR)	155,665
151,655	Intesa Sanpaolo S.p.A. (EUR)	647,828
47,224	Italgas S.p.A. (EUR)	285,441
27,385	Leonardo S.p.A. (EUR)	610,283
Shares	Description	Value

	Italy (Continued)
18,465	Mediobanca Banca di Credito Finanziario S.p.A. (EUR)	$314,995
1,843	Moncler S.p.A. (EUR)	116,979
89,855	Pirelli & C S.p.A. (EUR) (c) (d)	545,121
2,635	Prysmian S.p.A. (EUR)	191,242
1,944	Reply S.p.A. (EUR)	292,568
281,838	Saipem S.p.A. (EUR) (f)	620,712
1,699,294	Telecom Italia S.p.A. (EUR) (e) (f)	471,947
18,124	UniCredit S.p.A. (EUR)	794,180
65,673	Unipol Gruppo S.p.A. (EUR)	780,020
		10,370,908
	Luxembourg — 1.3%
10,018	ArcelorMittal S.A. (EUR)	262,507
34,809	Tenaris S.A. (EUR)	547,699
		810,206
	Multi-National — 0.2%
1,711	Unibail-Rodamco-Westfield (EUR)	149,702
	Netherlands — 10.0%
2,859	Aalberts N.V. (EUR)	115,970
24,133	ABN AMRO Bank N.V. (EUR) (c) (d)	435,326
2,254	Airbus SE (EUR)	329,237
8,987	Arcadis N.V. (EUR)	622,242
451	ASM International N.V. (EUR)	295,897
429	ASML Holding N.V. (EUR)	356,056
8,427	ASR Nederland N.V. (EUR)	412,743
32,225	Brembo N.V. (EUR)	352,723
16,726	ING Groep N.V. (EUR)	302,999
46,197	Iveco Group N.V. (EUR)	463,744
9,199	Koninklijke Ahold Delhaize N.V. (EUR)	317,744
14,274	Koninklijke Vopak N.V. (EUR)	662,259
14,888	NN Group N.V. (EUR)	742,121
13,156	Prosus N.V. (EUR)	574,948
12,776	STMicroelectronics N.V. (EUR)	379,007
		6,363,016
	Portugal — 2.1%
1,223,644	Banco Comercial Portugues S.A., Class R (EUR)	552,196
70,639	EDP S.A. (EUR)	322,548
24,976	Galp Energia SGPS S.A. (EUR)	467,075
		1,341,819
	Spain — 9.5%
3,390	Acciona S.A. (EUR)	481,132
699	Aena SME S.A. (EUR) (c) (d)	153,751
57,746	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	624,031
438,157	Banco de Sabadell S.A. (EUR)	931,087
112,798	Banco Santander S.A. (EUR)	577,645

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
56,401	Bankinter S.A. (EUR)	$497,743
85,135	CaixaBank S.A. (EUR)	508,337
5,464	Industria de Diseno Textil S.A. (EUR)	323,211
4,728	Laboratorios Farmaceuticos Rovi S.A. (EUR)	376,829
272,211	Mapfre S.A. (EUR)	724,805
16,135	Redeia Corp. S.A. (EUR)	313,774
41,290	Repsol S.A. (EUR)	544,420
		6,056,765
	Total Common Stocks	63,430,524
	(Cost $58,882,547)
MONEY MARKET FUNDS — 0.1%
46,657	Dreyfus Government Cash Management Fund, Institutional Shares - 4.80% (g)	46,657
	(Cost $46,657)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$219,395	Bank of America Corp., 4.86% (g), dated 09/30/24, due 10/01/24, with a maturity value of $219,425. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.25%, due 11/15/27 to 08/15/54. The value of the collateral including accrued interest is $223,783. (h)	$219,395
1,000,000	Mizuho Financial Group, Inc., 4.85% (g), dated 09/30/24, due 10/01/24, with a maturity value of $1,000,135. Collateralized by U.S. Treasury Securities, interest rates of 0.63% to 4.75%, due 02/28/25 to 08/15/54. The value of the collateral including accrued interest is $1,020,004. (h)	1,000,000
	Total Repurchase Agreements	1,219,395
	(Cost $1,219,395)

	Total Investments — 101.7%	64,696,576
	(Cost $60,148,599)
	Net Other Assets and Liabilities — (1.7)%	(1,103,435)
	Net Assets — 100.0%	$63,593,141

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,148,984 and the total value of the collateral held by the Fund is $1,219,395.

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
September 30, 2024 (Unaudited)
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of September 30, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	33.6%
Industrials	22.2
Consumer Discretionary	12.2
Energy	8.4
Communication Services	5.9
Utilities	5.1
Materials	4.4
Information Technology	3.2
Consumer Staples	2.9
Health Care	1.9
Real Estate	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	97.4%
USD	2.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,430,524	$ 63,430,524	$ —	$ —
Money Market Funds	46,657	46,657	—	—
Repurchase Agreements	1,219,395	—	1,219,395	—
Total Investments	$64,696,576	$63,477,181	$1,219,395	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded AlphaDEX® Fund II
Additional Information
September 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq AlphaDEX Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX EuropeTM Index, Nasdaq AlphaDEX Latin AmericaTM Index, Nasdaq AlphaDEX BrazilTM Index, Nasdaq AlphaDEX ChinaTM Index, Nasdaq AlphaDEX JapanTM Index, Nasdaq AlphaDEX Developed Markets Ex-USTM Index, Nasdaq AlphaDEX Emerging MarketsTM Index, Nasdaq AlphaDEX GermanyTM Index, Nasdaq AlphaDEX United KingdomTM Index, Nasdaq AlphaDEX SwitzerlandTM Index, Nasdaq AlphaDEX Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX Emerging Markets Small CapTM Index and Nasdaq AlphaDEX EurozoneTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.